JOHN HANCOCK

                                  Growth
                                  Funds

                                  [LOGO]

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Prospectus
June 1, 1998*

This prospectus gives vital information about these funds. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

Please note that these funds:
o  are not bank deposits
o  are not federally insured
o  are not endorsed by any bank or government agency
o  are not guaranteed to achieve their goal(s)

Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission, nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

* March 1, 1998 for Financial Industries Fund, Regional Bank Fund and Special Equities Fund.


Emerging Growth Fund

Financial Industries Fund

Growth Fund

Regional Bank Fund

Special Equities Fund

Special Opportunities Fund

[LOGO] JOHN HANCOCK FUNDS
       A Global Investment Management Firm

       101 Huntington Avenue, Boston, Massachusetts 02199-7603

Contents

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A fund-by-fund look at goals,    Emerging Growth Fund                         4
strategies, risks, expenses
and financial history.           Financial Industries Fund                    6

                                 Growth Fund                                  8

                                 Regional Bank Fund                          10

                                 Special Equities Fund                       12

                                 Special Opportunities Fund                  14

Policies and instructions for    Your account
opening, maintaining and         Choosing a share class                      16
closing an account in any        How sales charges are calculated            16
growth fund.                     Sales charge reductions and waivers         17
                                 Opening an account                          18
                                 Buying shares                               19
                                 Selling shares                              20
                                 Transaction policies                        22
                                 Dividends and account policies              22
                                 Additional investor services                23

Details that apply to the        Fund details
growth funds as a group.         Business structure                          24
                                 Sales compensation                          25
                                 More about risk                             27

                                 For more information                back cover

Overview

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FUND INFORMATION KEY

Concise fund-by-fund descriptions begin on the next page. Each description provides the following information:

[Clip Art] Goal and strategy The fund's particular investment goals and the strategies it intends to use in pursuing those goals.

[Clip Art] Portfolio securities The primary types of securities in which the fund invests. Secondary investments are described in "More about risk" at the end of the prospectus.

[Clip Art] Risk factors The major risk factors associated with the fund.

[Clip Art] Portfolio management The individual or group (including subadvisers, if any) designated by the investment adviser to handle the fund's day-to-day management.

[Clip Art] Expenses The overall costs borne by an investor in the fund, including sales charges and annual expenses.

[Clip Art] Financial highlights A table showing the fund's financial performance for up to ten years, by share class. A bar chart showing total return allows you to compare the fund's historical risk level to those of other funds.

GOAL OF THE GROWTH FUNDS

John Hancock growth funds seek long-term growth by investing primarily in common stocks. Each fund has its own strategy and its own risk/reward profile. Because you could lose money by investing in these funds, be sure to read all risk disclosure carefully before investing.

WHO MAY WANT TO INVEST

These funds may be appropriate for investors who:

o  have longer time horizons

o are willing to accept higher short-term risk along with higher potential long-term returns

o  want to diversify their portfolios

o are seeking funds for the growth portion of an asset allocation portfolio

o  are investing for retirement or other goals that are many years in the future

Growth funds may NOT be appropriate if you:

o  are investing with a shorter time horizon in mind

o  are uncomfortable with an investment that will go up and down in value

THE MANAGEMENT FIRM


All John Hancock growth funds are managed by John Hancock Advisers, Inc. Founded in 1968, John Hancock Advisers is a wholly owned subsidiary of John Hancock Mutual Life Insurance Company and manages more than $30 billion in assets.

Emerging Growth Fund

REGISTRANT NAME: JOHN HANCOCK SERIES TRUST
                  TICKER SYMBOL    CLASS A: TAEMX   CLASS B: TSEGX  CLASS C: N/A
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GOAL AND STRATEGY

[Clip Art] The fund seeks long-term capital appreciation. To pursue this goal, the fund invests in emerging companies (market capitalization of less than $1 billion). Under normal circumstances, the fund invests at least 80% of assets in a diversified portfolio of these companies. The fund looks for companies that show rapid growth but are not yet widely recognized. The fund also may invest in established companies that, because of new management, products or opportunities, offer the possibility of accelerating earnings. The fund does not invest for income.

PORTFOLIO SECURITIES

[Clip Art] The fund invests primarily in the common stocks of U.S. and foreign emerging growth companies, although it may invest up to 20% of assets in other types of companies. The fund may also invest in warrants, preferred stocks and investment-grade convertible debt securities.

For liquidity and flexibility, the fund may place up to 20% of assets in cash or in investment-grade short-term securities. In abnormal market conditions, it may invest more assets in these securities as a defensive tactic. The fund also may invest in certain higher-risk securities, and may engage in other investment practices.

RISK FACTORS

[Clip Art] As with any growth fund, the value of your investment will fluctuate in response to stock market movements. Stocks of emerging growth companies carry higher risks than stocks of larger companies. This is because emerging growth companies:

o  may be in the early stages of development
o  may be dependent on a small number of products or services
o  may lack substantial capital reserves
o  do not have proven track records

In addition, stocks of emerging companies are often traded in low volumes, which can increase market and liquidity risks. Before you invest, please read "More about risk" starting on page 27.

PORTFOLIO MANAGEMENT

[Clip Art] Bernice S. Behar, CFA, leads the fund's portfolio management team. Other team members are managers Laura Allen, CFA, Anurag Pandit, CFA, and Andrew Slabin. Ms. Behar, senior vice president, has been in the investment business since 1986 and has managed the fund since 1996. Ms. Allen, senior vice president, has been in the investment business since 1991 and joined the fund's management team in 1998. Mr. Pandit, second vice president, has been in the investment business since 1984 and a member of the fund's team since 1996. Mr. Slabin has been with John Hancock Funds since 1993 and joined the team in 1996.

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INVESTOR EXPENSES

[Clip Art] Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the past year, adjusted to reflect any changes. Because no Class C shares were outstanding during the past year, Class C expenses are based on Class B expenses. Future expenses may be greater or less.

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Shareholder transaction expenses                  Class A   Class B   Class C
--------------------------------------------------------------------------------
Maximum sales charge imposed on purchases
(as a percentage of offering price)               5.00%     none      none
Maximum sales charge imposed on
reinvested dividends                              none      none      none
Maximum deferred sales charge                     none(1)   5.00%     1.00%
Redemption fee(2)                                 none      none      none
Exchange fee                                      none      none      none

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Annual fund operating expenses (as a % of average net assets)
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Management fee                                    0.75%     0.75%     0.75%
12b-1 fee(3)                                      0.25%     1.00%     1.00%
Other expenses                                    0.29%     0.29%     0.29%
Total fund operating expenses                     1.29%     2.04%     2.04%

Example The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.


--------------------------------------------------------------------------------
Share class                                  Year 1  Year 3   Year 5   Year 10
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Class A shares                               $62     $87      $117     $198
Class B shares
  Assuming redemption
  at end of period                           $71     $94      $130     $217
  Assuming no redemption                     $21     $64      $110     $217
Class C shares
  Assuming redemption
  at end of period                           $31     $64      $110     $237
  Assuming no redemption                     $21     $64      $110     $237


This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

(1) Except for investments of $1 million or more; see "How sales charges are calculated."
(2)  Does not include wire redemption fee (currently $4.00).
(3) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.


4 EMERGING GROWTH FUND

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FINANCIAL HIGHLIGHTS

[Clip Art] The figures below have been audited by the fund's independent auditors, Ernst & Young LLP.

                                                These figures reflect the fund's
                                                  4-1 stock split on May 1, 1998

[The following table was originally a bar chart in the printed materials.]

Volatility, as indicated by Class B
year-by-year total investment return (%)     33.59  27.40  (11.82)  73.78  6.19   24.53  2.80  33.60  12.48  22.44
(scale varies from fund to fund)

-----------------------------------------------------------------------------------------------------------------------------------
Class A - period ended:                                          10/91(1)  10/92    10/93     10/94   10/95(2)    10/96     10/97
-----------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                              $4.53    $4.82    $5.15     $6.47     $6.71     $9.02    $10.22
Net investment income (loss)(3)                                   (0.01)   (0.05)   (0.04)    (0.04)    (0.07)    (0.09)    (0.07)
Net realized and unrealized gain (loss) on investments             0.30     0.40     1.36      0.28      2.38      1.29      2.41
Total from investment operations                                   0.29     0.35     1.32      0.24      2.31      1.20      2.34
Less distributions:
  Distributions from net realized gain on investments sold           --    (0.02)      --        --        --        --     (0.21)
  Total distributions                                                --    (0.02)      --        --        --        --     (0.21)
Net asset value, end of period                                    $4.82    $5.15    $6.47     $6.71     $9.02    $10.22    $12.35
Total investment return at net asset value(4) (%)                  6.29     7.32    25.68      3.59     34.56     13.27     23.35
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                     38,859   46,137   81,263   131,053   179,481   218,497   209,384
Ratio of expenses to average net assets (%)                        0.33     1.67     1.40      1.44      1.38      1.32      1.29(5)
Ratio of net investment income (loss) to average net assets (%)   (0.15)   (1.03)   (0.70)    (0.71)    (0.83)    (0.86)    (0.57)
Portfolio turnover rate (%)                                          66       48       29        25        23        44        96
Average brokerage commission rate(6) ($)                            N/A      N/A      N/A       N/A       N/A    0.0669    0.0694

--------------------------------------------------------------------------------------------------------------------
Class B - period ended:                                          10/88   10/89    10/90    10/91    10/92     10/93
--------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                             $1.97   $2.64    $3.19    $2.77    $4.81     $5.09
Net investment income (loss)(3)                                   0.03   (0.02)   (0.05)   (0.08)   (0.09)    (0.09)
Net realized and unrealized gain (loss) on investments            0.64    0.71    (0.31)    2.12     0.39      1.33
Total from investment operations                                  0.67    0.69    (0.36)    2.04     0.30      1.24
Less distributions:
  Dividends from net investment income                              --   (0.01)      --       --       --        --
  Distributions from net realized gain on investments sold          --   (0.13)   (0.06)      --    (0.02)       --
  Total distributions                                               --   (0.14)   (0.06)      --    (0.02)       --
Net asset value, end of period                                   $2.64   $3.19    $2.77    $4.81    $5.09     $6.33
Total investment return at net asset value(4) (%)                33.59   27.40   (11.82)   73.78     6.19     24.53
Total adjusted investment return at net asset value(4,7) (%)     31.00   27.37       --       --       --        --
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                     3,232   7,877   11,668   52,743   86,923   219,484
Ratio of expenses to average net assets (%)                       3.05    3.48     3.11     2.85     2.64      2.28
Ratio of adjusted expenses to average net assets(8) (%)           5.64    3.51       --       --       --        --
Ratio of net investment income (loss) to average net assets (%)   0.81   (0.67)   (1.64)   (1.83)   (1.99)    (1.58)
Ratio of adjusted net investment income (loss) to
average net assets(8) (%)                                        (1.78)  (0.70)      --       --       --        --
Portfolio turnover rate (%)                                        252      90       82       66       48        29
Fee reduction per share ($)                                      0.073   0.001       --       --       --        --
Average brokerage commission rate(6) ($)                           N/A     N/A      N/A      N/A      N/A       N/A

------------------------------------------------------------------------------------------------------
Class B - period ended:                                            10/94   10/95(2)    10/96     10/97
------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                               $6.33     $6.51     $8.70     $9.78
Net investment income (loss)(3)                                    (0.09)    (0.11)    (0.15)    (0.14)
Net realized and unrealized gain (loss) on investments              0.27      2.30      1.23      2.29
Total from investment operations                                    0.18      2.19      1.08      2.15
Less distributions:
  Dividends from net investment income                                --        --        --        --
  Distributions from net realized gain on investments sold            --        --        --     (0.21)
  Total distributions                                                 --        --        --     (0.21)
Net asset value, end of period                                     $6.51     $8.70     $9.78    $11.72
Total investment return at net asset value(4) (%)                   2.80     33.60     12.48     22.44
Total adjusted investment return at net asset value(4,7) (%)          --        --        --        --
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                     283,435   393,478   451,268   472,594
Ratio of expenses to average net assets (%)                         2.19      2.11      2.05      2.02(5)
Ratio of adjusted expenses to average net assets(8) (%)               --        --        --        --
Ratio of net investment income (loss) to average net assets (%)    (1.46)    (1.55)    (1.59)    (1.30)
Ratio of adjusted net investment income (loss) to
average net assets(8) (%)                                             --        --        --        --
Portfolio turnover rate (%)                                           25        23        44        96
Fee reduction per share ($)                                           --        --        --        --
Average brokerage commission rate(6) ($)                             N/A       N/A    0.0669    0.0694

(1)  Class A shares commenced operations on August 22, 1991. (Not annualized.)
(2) On December 22, 1994, John Hancock Advisers, Inc. became the investment adviser of the fund.
(3)  Based on the average of the shares outstanding at the end of each month.
(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(5) Expense ratios do not include interest expense due to bank loans, which amounted to less than $0.01 per share.
(6) Per portfolio share traded. Required for fiscal years that began September 1, 1995 or later.
(7) An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.
(8)  Unreimbursed, without fee reduction.


                                                          EMERGING GROWTH FUND 5

Financial Industries Fund

REGISTRANT NAME: JOHN HANCOCK INVESTMENT TRUST II
                                TICKER SYMBOL    CLASS A: FIDAX   CLASS B: FIDBX
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GOAL AND STRATEGY

[Clip Art] The fund seeks capital appreciation. To pursue this goal, the fund invests in U.S. and foreign financial services companies. These include banks, thrifts, finance companies, brokerage and advisory firms, real estate-related firms and insurance companies.

Under normal circumstances, the fund invests at least 65% of assets in these companies.

PORTFOLIO SECURITIES

[Clip Art] The fund invests primarily in the common stocks of U.S. and foreign companies. It may also invest in warrants, preferred stocks and debt securities.

The fund may invest up to 5% of net assets in junk bonds.

For liquidity and flexibility, the fund may place up to 15% of net assets in cash or in investment-grade short-term securities. In abnormal market conditions, it may invest up to 80% in these securities as a defensive tactic. The fund may also invest in certain higher-risk securities, and may engage in other investment practices.

RISK FACTORS

[Clip Art] As with any growth fund, the value of your investment will fluctuate in response to stock market movements. Because the fund concentrates in a single sector, its performance is largely dependent on the sector's performance, which may differ from that of the overall stock market. Falling interest rates or deteriorating economic conditions can adversely affect the performance of financial services companies' stocks, while rising interest rates will cause a decline in the value of any debt securities the fund holds. Before you invest, please read "More about risk" starting on page 27.

PORTFOLIO MANAGEMENT

[Clip Art] James K. Schmidt, CFA, leads the fund's management team. Mr. Schmidt, executive vice president, has been in the investment business since 1979 and has served as the fund's portfolio manager since 1985. Other portfolio managers on the team are Thomas Finucane, vice president, who has been in the investment business since joining the adviser in 1990 and Thomas Goggins, senior vice president, who has been in the investment business since 1986 and joined the adviser in 1995.

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INVESTOR EXPENSES

[Clip Art] Fund investors pay various expenses, either directly or indirectly. The figures below are based on estimated expenses for the past year, adjusted to reflect any changes. Future expenses may be greater or less.

--------------------------------------------------------------------------------
 Shareholder transaction expenses            Class A   Class B
--------------------------------------------------------------------------------
 Maximum sales charge imposed on purchases
 (as a percentage of offering price)         5.00%     none
 Maximum sales charge imposed on
 reinvested dividends                        none      none
 Maximum deferred sales charge               none(1)   5.00%
 Redemption fee(2)                           none      none
 Exchange fee                                none      none

--------------------------------------------------------------------------------
 Annual fund operating expenses (as a % of average net assets)
--------------------------------------------------------------------------------
 Management fee                              0.79%     0.79%
 12b-1 fee(3)                                0.30%     1.00%
 Other expenses                              0.38%     0.38%
 Total fund operating expenses               1.47%     2.17%

Example The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

--------------------------------------------------------------------------------
 Share class                          Year 1  Year 3   Year 5   Year 10
--------------------------------------------------------------------------------
 Class A shares                       $64     $94      $126     $217
 Class B shares
   Assuming redemption
   at end of period                   $72     $98      $136     $232
   Assuming no redemption             $22     $68      $116     $232

This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

(1) Except for investments of $1 million or more; see "How sales charges are calculated."
(2)  Does not include wire redemption fee (currently $4.00).
(3) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.


6 FINANCIAL INDUSTRIES FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

[Clip Art] The figures below have been audited by the fund's independent auditors, Price Waterhouse LLP.

[The following table was originally a bar chart in the printed materials.]

Volatility, as indicated by Class A
year-by-year total investment return (%)                                         29.76(4)    37.19
(scale varies from fund to fund)

-------------------------------------------------------------------------------------------------
Class A - period ended:                                                        10/96(1)    10/97
-------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                            $8.50      $11.03
Net investment income (loss)(2)                                                  0.02        0.14
Net realized and unrealized gain (loss) on investments                           2.51        3.77
Total from investment operations                                                 2.53        3.91
Less distributions:
  Dividends from net investment income                                             --       (0.03)
  Distributions from net realized gain on investments sold                         --       (0.65)
  Total distributions                                                              --       (0.68)
Net asset value, end of period                                                 $11.03      $14.26
Total investment return at net asset value(3) (%)                               29.76(4)    37.19
Total adjusted investment return at net asset value(3,5) (%)                    26.04(4)    36.92
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                                      895     416,698
Ratio of expenses to average net assets (%)                                      1.20(6)     1.20
Ratio of adjusted expenses to average net assets(7) (%)                          7.07(6)     1.47
Ratio of net investment income (loss) to average net assets (%)                  0.37(6)     1.10
Ratio of adjusted net investment income (loss) to average net assets(7) (%)     (5.50)(6)    0.83
Portfolio turnover rate (%)                                                        31           6
Fee reduction per share(2) ($)                                                   0.38        0.03
Average brokerage commission rate(8) ($)                                       0.0649      0.0661

------------------------------------------------------------------------------------------------
Class B - period ended:                                                                   10/97(1)
------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                                      $11.43
Net investment income (loss)(2)                                                             0.04
Net realized and unrealized gain (loss) on investments                                      2.71
Total from investment operations                                                            2.75
Less distributions:
  Dividends from net investment income                                                        --
  Distributions from net realized gain on investments sold                                    --
  Total distributions                                                                         --
Net asset value, end of period                                                            $14.18
Total investment return at net asset value(3) (%)                                          24.06(4)
Total adjusted investment return at net asset value(3,5) (%)                               23.85(4)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                                           1,308,946
Ratio of expenses to average net assets (%)                                                 1.90(6)
Ratio of adjusted expenses to average net assets(7) (%)                                     2.17(6)
Ratio of net investment income (loss) to average net assets (%)                             0.40(6)
Ratio of adjusted net investment income (loss) to average net assets(7) (%)                 0.13(6)
Portfolio turnover rate (%)                                                                    6
Fee reduction per share(2) ($)                                                              0.03
Average brokerage commission rate(8) ($)                                                  0.0661

(1) Class A and Class B shares commenced operations on March 14, 1996 and January 14, 1997, respectively.
(2)  Based on the average of the shares outstanding at the end of each month.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4)  Not annualized.
(5) An estimated total return calculation that does no take into consideration fee reductions by the adviser during the periods shown.
(6)  Annualized.
(7)  Unreimbursed, without fee reduction.
(8) Per portfolio share traded. Required for fiscal years that began September 1, 1995 or later.


                                                     FINANCIAL INDUSTRIES FUND 7

Growth Fund

REGISTRANT NAME: JOHN HANCOCK INVESTMENT TRUST III
                  TICKER SYMBOL    CLASS A: JHNGX   CLASS B: JHGBX  CLASS C: N/A
--------------------------------------------------------------------------------

GOAL AND STRATEGY

[Clip Art] The fund seeks long-term capital appreciation. To pursue this goal, the fund invests in stocks that are diversified with regard to industries and issuers. The fund favors stocks of companies whose operating earnings and revenues have grown more than twice as fast as the gross domestic product over the past five years, although not all stocks in the fund's portfolio will meet this criterion.

PORTFOLIO SECURITIES

[Clip Art] The portfolio invests primarily in the common stocks of U.S. companies. It may also invest in warrants, preferred stocks and convertible debt securities.

For liquidity and flexibility, the fund may invest up to 35% of net assets in investment-grade short-term securities. In abnormal market conditions, it may invest more than 35% in these securities as a defensive tactic. The fund may also invest in certain higher-risk securities, and may engage in other investment practices.

RISK FACTORS

[Clip Art] As with any growth fund, the value of your investment will fluctuate in response to stock market movements. To the extent that the fund invests in higher-risk securities, it takes on additional risks that could adversely affect its performance. Before you invest, please read "More about risk" starting on page 27.


PORTFOLIO MANAGEMENT

[Clip Art] Benjamin A. Hock, Jr., CFA, has led the fund's portfolio management team since May 1998. A senior vice president of the adviser since 1994, Mr. Hock has been in the investment business for over 25 years.


--------------------------------------------------------------------------------
INVESTOR EXPENSES

[Clip Art] Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the past year, adjusted to reflect any changes. Because no Class C shares were outstanding during the past year, Class C expenses are based on Class B expenses. Future expenses may be greater or less.

--------------------------------------------------------------------------------
 Shareholder transaction expenses                 Class A   Class B   Class C
--------------------------------------------------------------------------------
 Maximum sales charge imposed on purchases
 (as a percentage of offering price)              5.00%     none      none
 Maximum sales charge imposed on reinvested
 dividends                                        none      none      none
 Maximum deferred sales charge                    none(1)   5.00%     1.00%
 Redemption fee(2)                                none      none      none
 Exchange fee                                     none      none      none

--------------------------------------------------------------------------------
 Annual fund operating expenses (as a % of average net assets)
--------------------------------------------------------------------------------
 Management fee                                   0.75%     0.75%     0.75%
 12b-1 fee(3)                                     0.30%     1.00%     1.00%
 Other expenses                                   0.35%     0.35%     0.35%
 Total fund operating expenses                    1.40%     2.10%     2.10%

Example The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

--------------------------------------------------------------------------------
 Share class                                   Year 1  Year 3   Year 5   Year 10
--------------------------------------------------------------------------------
 Class A shares                                $64     $92      $123     $210
 Class B shares
   Assuming redemption
   at end of period                            $71     $96      $133     $225
   Assuming no redemption                      $21     $66      $113     $225
 Class C shares
   Assuming redemption
   at end of period                            $31     $66      $113     $243
   Assuming no redemption                      $21     $66      $113     $243

This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

(1) Except for investments of $1 million or more; see "How sales charges are calculated."
(2)  Does not include wire redemption fee (currently $4.00).
(3) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.


8 GROWTH FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

[Clip Art] The figures below have been audited by the fund's independent auditors, Ernst & Young LLP.

[The following table was originally a bar chart in the printed materials.]

Volatility, as indicated by Class A
year-by-year total investment return (%)  6.03  11.23  30.96  (8.34)  41.68  6.06  13.03  (7.50)  27.17  19.32(4)  16.05
(scale varies from fund to fund)                                                                            ten
                                                                                                          months

--------------------------------------------------------------------------------------------------------------------------------
Class A - period ended:                         12/87         12/88          12/89          12/90          12/91          12/92
--------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period            $14.03        $12.34         $13.33         $15.18         $12.93         $17.48
Net investment income (loss)                      0.22          0.23           0.28           0.16           0.04          (0.06)
Net realized and unrealized gain (loss)
on investments                                    0.64          1.16           3.81          (1.47)          5.36           1.10
Total from investment operations                  0.86          1.39           4.09          (1.31)          5.40           1.04
Less distributions:
  Dividends from net investment income           (0.28)        (0.23)         (0.29)         (0.16)         (0.04)            --
  Distributions from net realized gain
  on investments sold                            (2.27)        (0.17)         (1.95)         (0.78)         (0.81)         (1.20)
  Total distributions                            (2.55)        (0.40)         (2.24)         (0.94)         (0.85)         (1.20)
Net asset value, end of period                  $12.34        $13.33         $15.18         $12.93         $17.48         $17.32
Total investment return at net asset
value(3) (%)                                      6.03         11.23          30.96          (8.34)         41.68           6.06
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)    86,426       101,497        105,014        102,416        145,287        153,057
Ratio of expenses to average net assets (%)       1.00          1.06           0.96           1.46           1.44           1.60
Ratio of net investment income (loss)
to average net assets (%)                         1.41          1.76           1.73           1.12           0.27          (0.36)
Portfolio turnover rate (%)                         68            47             61            102             82             71
Average brokerage commission rate(7) ($)           N/A           N/A            N/A            N/A            N/A            N/A

-----------------------------------------------------------------------------------------------------------------
Class A - period ended:                        12/93         12/94          12/95          10/96(1)       10/97
-----------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period            $17.32        $17.40         $15.89         $19.51         $23.28
Net investment income (loss)                     (0.11)        (0.10)         (0.09)(2)      (0.13)(2)      (0.12)(2)
Net realized and unrealized gain (loss)
on investments                                    2.33         (1.21)          4.40           3.90           3.49
Total from investment operations                  2.22         (1.31)          4.31           3.77           3.37
Less distributions:
  Dividends from net investment income              --            --             --             --          (2.28)
  Distributions from net realized gain
  on investments sold                            (2.14)        (0.20)         (0.69)            --             --
  Total distributions                            (2.14)        (0.20)         (0.69)            --             --
Net asset value, end of period                  $17.40        $15.89         $19.51         $23.28         $24.37
Total investment return at net asset
value(3) (%)                                     13.03         (7.50)         27.17          19.32(4)       16.05
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)   162,937       146,466        241,700        279,425        303,067
Ratio of expenses to average net assets (%)       1.56          1.65           1.48           1.48(5)        1.44
Ratio of net investment income (loss)
to average net assets (%)                        (0.67)        (0.64)         (0.46)         (0.73)(5)      (0.51)
Portfolio turnover rate (%)                         68            52             68(6)          59            133
Average brokerage commission rate(7) ($)           N/A           N/A            N/A         0.0695         0.0697

------------------------------------------------------------------------------------------------------
 Class B - period ended:                             12/94(8)      12/95          10/96(1)      10/97
------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                $17.16        $15.83         $19.25         $22.83
Net investment income (loss) (2)                     (0.20)        (0.26)         (0.26)         (0.27)
Net realized and unrealized gain (loss) on
investments                                          (0.93)         4.37           3.84           3.42
Total from investment operations                     (1.13)         4.11           3.58           3.15
Less distributions:
  Distributions from net realized gain on
  investments sold                                   (0.20)        (0.69)            --          (2.28)
Net asset value, end of period                      $15.83        $19.25         $22.83         $23.70
Total investment return at net asset value(3) (%)    (6.56)(4)     26.01          18.60(4)       15.33
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)         3,807        15,913         25,474         36,430
Ratio of expenses to average net assets (%)           2.38(5)       2.31           2.18(5)        2.13
Ratio of net investment income (loss) to
average net assets (%)                               (1.25)(5)     (1.39)         (1.42)(5)      (1.20)
Portfolio turnover rate (%)                             52            68(6)          59            133
Average brokerage commission rate(7) ($)               N/A           N/A         0.0695         0.0697

(1) Effective October 31, 1996, the fiscal year end changed from December 31 to October 31.
(2)  Based on the average of the shares outstanding at the end of each month.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4)  Not annualized.
(5)  Annualized.
(6)  Excludes merger activity.
(7) Per portfolio share traded. Required for fiscal years that began September 1, 1995 or later.
(8)  Class B shares commenced operations on January 3, 1994.


                                                                   GROWTH FUND 9

Regional Bank Fund

This fund is temporarily closed to new investments except for existing accounts (see the statement of additional information).

REGISTRANT NAME: JOHN HANCOCK INVESTMENT TRUST II
                                TICKER SYMBOL    CLASS A: FRBAX   CLASS B: FRBFX
--------------------------------------------------------------------------------
GOAL AND STRATEGY

[Clip Art] The fund seeks long-term capital appreciation. To pursue this goal, the fund invests in regional banks and lending institutions, including:

o  commercial and industrial banks
o  savings and loan associations
o  bank holding companies

These financial institutions provide full-service banking, have primarily domestic assets and are typically based outside of New York City and Chicago. They may or may not be members of the Federal Reserve, and their deposits may or may not be FDIC-insured.

Under normal circumstances, the fund invests at least 65% of assets in these companies; it may invest up to 35% of assets in other financial services companies, including lending companies and money center banks. The fund may invest up to 5% of net assets in stocks of non-financial services companies and up to 5% in junk bonds issued by banks.

Because regional banks typically pay regular dividends, moderate income is an investment goal.

PORTFOLIO SECURITIES

[Clip Art] The fund invests primarily in the common stocks of U.S. companies. It may also invest in warrants, preferred stocks and investment-grade convertible debt securities, as well as foreign stocks.

For liquidity and flexibility, the fund may place up to 15% of net assets in cash or in investment-grade short-term securities. In abnormal market conditions, it may invest up to 80% in these securities as a defensive tactic. The fund may also invest in certain higher-risk securities, and may engage in other investment practices.

RISK FACTORS

[Clip Art] As with any growth fund, the value of your investment will fluctuate in response to stock market movements. Because the fund concentrates in a single industry, its performance is largely dependent on the industry's performance, which may differ in direction and degree from that of the overall stock market. Falling interest rates or deteriorating economic conditions can adversely affect the performance of bank stocks, while rising interest rates will cause a decline in the value of any debt securities the fund holds. Before you invest, please read "More about risk" starting on page 27.

PORTFOLIO MANAGEMENT

[Clip Art] James K. Schmidt, CFA, leads the fund's management team. Mr. Schmidt, executive vice president, has been in the investment business since 1979 and has served as the fund's portfolio manager since 1985. Other portfolio managers on the team are Thomas Finucane, vice president, who has been in the investment business since joining the adviser in 1990 and Thomas Goggins, senior vice president, who has been in the investment business since 1986 and joined the adviser in 1995.

--------------------------------------------------------------------------------
INVESTOR EXPENSES

[Clip Art] Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the past year, adjusted to reflect any changes. Future expenses may be greater or less.

--------------------------------------------------------------------------------
 Shareholder transaction expenses            Class A   Class B
--------------------------------------------------------------------------------
 Maximum sales charge imposed on purchases
 (as a percentage of offering price)         5.00%     none
 Maximum sales charge imposed on
 reinvested dividends                        none      none
 Maximum deferred sales charge               none(1)   5.00%
 Redemption fee(2)                           none      none
 Exchange fee                                none      none

--------------------------------------------------------------------------------
 Annual fund operating expenses (as a % of average net assets)
--------------------------------------------------------------------------------
 Management fee                              0.75%     0.75%
 12b-1 fee(3)                                0.30%     1.00%
 Other expenses                              0.25%     0.25%
 Total fund operating expenses               1.30%     2.00%

Example The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

--------------------------------------------------------------------------------
 Share class                       Year 1  Year 3   Year 5   Year 10
--------------------------------------------------------------------------------
 Class A shares                    $63     $89      $118     $199
 Class B shares
   Assuming redemption
   at end of period                $70     $93      $128     $214
   Assuming no redemption          $20     $63      $108     $214

This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

(1) Except for investments of $1 million or more; see "How sales charges are calculated."
(2)  Does not include wire redemption fee (currently $4.00).
(3) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.


10 REGIONAL BANK FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

[Clip Art] The figures below have been audited by the fund's independent auditors, Price Waterhouse LLP.

[The following table was originally a bar chart in the printed materials.]

Volatility, as indicated by Class B
year-by-year total investment return (%)     36.89  20.46  (32.29)  75.35  37.20  36.71  5.69  30.11  27.89  45.78
(scale varies from fund to fund)

--------------------------------------------------------------------------------------------------------------------------------
Class A - period ended:                         10/92(1)       10/93          10/94          10/95          10/96          10/97
--------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period            $13.47        $17.47         $21.62         $21.52         $27.14         $33.99
Net investment income (loss)                      0.21          0.26(2)        0.39(2)        0.52(2)        0.63(2)        0.64(2)
Net realized and unrealized gain (loss) on
investment                                        3.98          5.84           0.91           5.92           7.04          15.02
Total from investment operations                  4.19          6.10           1.30           6.44           7.67          15.66
Less distributions:
  Dividends from net investment income           (0.19)        (0.26)         (0.34)         (0.48)         (0.60)         (0.61)
  Distributions from net realized gain on
  investments sold                                 --          (1.69)         (1.06)         (0.34)         (0.22)         (0.31)
  Total distributions                            (0.19)        (1.95)         (1.40)         (0.82)         (0.82)         (0.92)
Net asset value, end of period                  $17.47        $21.62         $21.52         $27.14         $33.99         $48.73
Total investment return at net asset
value(3) (%)                                     31.26(4)      37.45           6.44          31.00          28.78          46.79
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)    31,306        94,158        216,978        486,631        860,843      1,596,836
Ratio of expenses to average net assets (%)       1.41(5)       1.35           1.34           1.39           1.36           1.30
Ratio of net investment income to average
net assets (%)                                    1.64(5)       1.29           1.78           2.23           2.13           1.55
Portfolio turnover rate (%)                         53            35             13             14              8              5
Average brokerage commission rate(6) ($)           N/A           N/A            N/A            N/A         0.0694         0.0694

------------------------------------------------------------------------------------------------------------
Class B - period ended:                                     10/88     10/89      10/90      10/91      10/92
------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                       $10.02    $11.89     $13.00      $8.13     $13.76
Net investment income (loss)                                 0.16      0.20       0.30       0.29       0.18
Net realized and unrealized gain (loss) on investments       3.12      2.02      (4.19)      5.68       4.56
Total from investment operations                             3.28      2.22      (3.89)      5.97       4.74
Less distributions:
  Dividends from net investment income                      (0.15)    (0.16)     (0.19)     (0.34)     (0.28)
  Distributions from net realized gain on
  investments sold                                          (1.26)    (0.95)     (0.76)        --      (0.78)
  Distributions from capital paid-in                           --        --      (0.03)        --         --
  Total distributions                                       (1.41)    (1.11)     (0.98)     (0.34)     (1.06)
Net asset value, end of period                             $11.89    $13.00      $8.13     $13.76     $17.44
Total investment return at net asset value(3) (%)           36.89     20.46     (32.29)     75.35      37.20
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)               50,965    81,167     38,992     52,098     56,016
Ratio of expenses to average net assets (%)                  2.17      1.99       1.99       2.04       1.96
Ratio of net investment income (loss) to average
net assets (%)                                               1.50      1.67       2.51       2.65       1.21
Portfolio turnover rate (%)                                    87        85         56         75         53
Average brokerage commission rate(6) ($)                      N/A       N/A        N/A        N/A        N/A

---------------------------------------------------------------------------------------------------------------------
Class B - period ended:                                      10/93        10/94       10/95       10/96         10/97
---------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                        $17.44      $21.56       $21.43       $27.02       $33.83
Net investment income (loss)                                  0.15(2)     0.23(2)      0.36(2)      0.42(2)      0.35(2)
Net realized and unrealized gain (loss) on
investments                                                   5.83        0.91         5.89         7.01        14.95
Total from investment operations                              5.98        1.14         6.25         7.43        15.30
Less distributions:
  Dividends from net investment income                       (0.17)      (0.21)       (0.32)       (0.40)       (0.34)
  Distributions from net realized gain on
  investments sold                                           (1.69)      (1.06)       (0.34)       (0.22)       (0.31)
  Distributions from capital paid-in                            --          --           --           --           --
  Total distributions                                        (1.86)      (1.27)       (0.66)       (0.62)       (0.65)
Net asset value, end of period                              $21.56      $21.43       $27.02       $33.83       $48.48
Total investment return at net asset value(3) (%)            36.71        5.69        30.11        27.89        45.78
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)               171,808     522,207    1,236,447    2,408,514    4,847,755
Ratio of expenses to average net assets (%)                   1.88        2.06         2.09         2.07         2.00
Ratio of net investment income (loss) to average
net assets (%)                                                0.76        1.07         1.53         1.42         0.84
Portfolio turnover rate (%)                                     35          13           14            8            5
Average brokerage commission rate(6) ($)                       N/A         N/A          N/A       0.0694       0.0694

(1)  Class A shares commenced operations on January 3, 1992.
(2)  Based on the average of the shares outstanding at the end of each month.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4)  Not annualized.
(5)  Annualized.
(6) Per portfolio share traded. Required for fiscal years that began September 1, 1995 or later.


                                                           REGIONAL BANK FUND 11

Special Equities Fund

REGISTRANT NAME: JOHN HANCOCK SPECIAL EQUITIES FUND
                                TICKER SYMBOL    CLASS A: JHNSX   CLASS B: SPQBX
--------------------------------------------------------------------------------

GOAL AND STRATEGY

[Clip Art] The fund seeks long-term capital appreciation. To pursue this goal, the fund invests in small-capitalization companies and companies in situations offering unusual or non-recurring opportunities. Under normal circumstances, the fund invests at least 65% of assets in a diversified portfolio of these companies. The fund looks for companies that dominate an emerging industry or hold a growing market share in a fragmented industry, and that have demonstrated annual earnings and revenue growth of at least 25%, self-financing capabilities and strong management. The fund does not invest for income.

PORTFOLIO SECURITIES

[Clip Art] The fund invests primarily in the common stocks of U.S. and foreign companies. It may also invest in warrants, preferred stocks and investment-grade convertible debt securities.

For liquidity and flexibility, the fund may place up to 35% of assets in cash or in investment-grade short-term securities. In abnormal market conditions, it may invest more than 35% in these securities as a defensive tactic. The fund also may invest in certain higher-risk securities, and may engage in other investment practices.

RISK FACTORS

[Clip Art] As with any growth fund, the value of your investment will fluctuate in response to stock market movements. Stocks of small-capitalization and special-situation companies carry higher risks than stocks of larger companies. This is because these companies:

o  may lack proven track records
o  may be dependent on a small number of products or services
o  may be undercapitalized
o  may have highly priced stocks that are sensitive to adverse news

In addition, stocks of these companies are often traded in low volumes, which can increase market and liquidity risks. Before you invest, please read "More about risk" starting on page 27.


MANAGEMENT/SUBADVISER

[Clip Art] Michael P. DiCarlo is responsible for the fund's day-to-day investment management. He has served as the fund's portfolio manager since January 1988, and has been in the investment business since 1984. He is currently one of three principals in DFS Advisors LLC, which was founded in 1996 and serves as subadviser to the fund.


This fund will be closed to new investors at the end of the day its total assets reach $2.5 billion. Further investments will be limited to existing accounts.

--------------------------------------------------------------------------------
INVESTOR EXPENSES

[Clip Art] Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the past year, adjusted to reflect any changes. Future expenses may be greater or less.

--------------------------------------------------------------------------------
 Shareholder transaction expenses            Class A   Class B
--------------------------------------------------------------------------------
 Maximum sales charge imposed on purchases
 (as a percentage of offering price)         5.00%     none
 Maximum sales charge imposed on
 reinvested dividends                        none      none
 Maximum deferred sales charge               none(1)   5.00%
 Redemption fee(2)                           none      none
 Exchange fee                                none      none

--------------------------------------------------------------------------------
 Annual fund operating expenses (as a % of average net assets)
--------------------------------------------------------------------------------
 Management fee(3)                           0.81%     0.81%
 12b-1 fee(4)                                0.30%     1.00%
 Other expenses                              0.32%     0.38%
 Total fund operating expenses               1.43%     2.19%

Example The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

--------------------------------------------------------------------------------
 Share class                  Year 1  Year 3   Year 5   Year 10
--------------------------------------------------------------------------------
 Class A shares               $64     $93      $124     $213
 Class B shares
   Assuming redemption
   at end of period           $72     $99      $137     $233
   Assuming no redemption     $22     $69      $117     $233

This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

(1) Except for investments of $1 million or more; see "How sales charges are calculated."
(2)  Does not include wire redemption fee (currently $4.00).
(3)  Includes a subadviser fee equal to 0.25% of the fund's net assets.
(4) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.


12 SPECIAL EQUITIES FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

[Clip Art] The figures below have been audited by the fund's independent auditors, Ernst & Young LLP.

[The following table was originally a bar chart in the printed materials.]

Volatility, as indicated by Class A
year-by-year total investment return (%)     13.72  31.82  (21.89)  95.37  20.25  47.83  (0.12)  37.49  12.96  7.30
(scale varies from fund to fund)

-----------------------------------------------------------------------------------------------------------------
Class A - period ended:                                    10/88     10/89     10/90       10/91      10/92
-----------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                         $4.30     $4.89      $6.38      $4.97      $9.71
Net investment income (loss)                                  0.04      0.01      (0.12)     (0.10)     (0.19)(1)
Net realized and unrealized gain (loss) on investments        0.55      1.53      (1.27)      4.84       2.14
Total from investment operations                              0.59      1.54      (1.39)      4.74       1.95
Less distributions:
  Dividends from net investment income                          --     (0.05)     (0.02)        --         --
  Distributions from net realized gain on investments
  sold                                                          --        --         --         --      (0.67)
  Total distributions                                           --     (0.05)     (0.02)        --      (0.67)
Net asset value, end of period                               $4.89     $6.38      $4.97      $9.71     $10.99
Total investment return at net asset value(2) (%)            13.72     31.82     (21.89)     95.37      20.25
Total adjusted investment return at net asset value (2,3)    12.28     30.75     (22.21)     95.33         --
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                11,714    12,285      8,166     19,713     44,665
Ratio of expenses to average net assets (%)                   1.50      1.50       2.63       2.75       2.24
Ratio of adjusted expenses to average net assets(4) (%)       2.94      2.57       2.95       2.79         --
Ratio of net investment income (loss) to average net
assets (%)                                                    0.82      0.47      (1.58)     (2.12)     (1.91)
Ratio of adjusted net investment income (loss) to
average net assets(4) (%)                                    (0.62)    (0.60)     (1.90)     (2.16)        --
Portfolio turnover rate (%)                                     91       115        113        163        114
Fee reduction per share ($)                                   0.07      0.03       0.02      0.002         --
Average brokerage commission rate(5) ($)                       N/A       N/A        N/A        N/A        N/A

-----------------------------------------------------------------------------------------------------------------------------------
Class A - period ended:                                      10/93       10/94        10/95          10/96        10/97
-----------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                        $10.99       $16.13        $16.11         $22.15        $24.53
Net investment income (loss)                                 (0.20)(1)    (0.21)(1)     (0.18)(1)      (0.22)(1)     (0.29)(1)
Net realized and unrealized gain (loss) on investments        5.43         0.19          6.22           3.06          2.08
Total from investment operations                              5.23        (0.02)         6.04           2.84          1.79
Less distributions:
  Dividends from net investment income                          --           --            --             --            --
  Distributions from net realized gain on investments
  sold                                                       (0.09)          --            --          (0.46)           --
  Total distributions                                        (0.09)          --            --          (0.46)           --
Net asset value, end of period                              $16.13       $16.11        $22.15         $24.53        $26.32
Total investment return at net asset value(2) (%)            47.83        (0.12)        37.49          12.96          7.30
Total adjusted investment return at net asset value(2,3)        --           --            --             --            --
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)               296,793      310,625       555,655        972,312       807,371
Ratio of expenses to average net assets (%)                   1.84         1.62          1.48           1.42          1.43
Ratio of adjusted expenses to average net assets(4) (%)         --           --            --             --            --
Ratio of net investment income (loss) to average net
assets (%)                                                   (1.49)       (1.40)        (0.97)         (0.89)        (1.18)
Ratio of adjusted net investment income (loss) to
average net assets(4) (%)                                       --           --            --             --            --
Portfolio turnover rate (%)                                     33           66            82             59            41
Fee reduction per share ($)                                     --           --            --             --            --
Average brokerage commission rate(5) ($)                       N/A          N/A           N/A         0.0677        0.0649

-----------------------------------------------------------------------------------------------------------------------------------
Class B - period ended:                                       10/93(6)      10/94        10/95       10/96        10/97
-----------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                          $12.30        $16.08       $15.97       $21.81       $23.96
Net investment income (loss)(1)                                (0.18)        (0.30)       (0.31)       (0.40)       (0.46)
Net realized and unrealized gain (loss) on investments          3.96          0.19         6.15         3.01         2.02
Total from investment operations                                3.78         (0.11)        5.84         2.61         1.56
Less distributions:
  Distributions from net realized gain on investments sold        --            --           --        (0.46)          --
Net asset value, end of period                                $16.08        $15.97       $21.81       $23.96       $25.52
Total investment return at net asset value(2) (%)              30.73(7)      (0.68)       36.57        12.09         6.51
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                 158,281       191,979      454,934      956,374      951,449
Ratio of expenses to average net assets (%)                     2.34(8)       2.25         2.20         2.16         2.19
Ratio of net investment income (loss) to average net
assets (%)                                                     (2.03)(8)     (2.02)       (1.69)       (1.65)       (1.95)
Portfolio turnover rate (%)                                       33            66           82           59           41
Average brokerage commission rate(5) ($)                         N/A           N/A          N/A       0.0677       0.0649

(1)  Based on the average of the shares outstanding at the end of each month.
(2) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(3) An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.
(4)  Unreimbursed, without fee reduction.
(5) Per portfolio share traded. Required for fiscal years that began September 1, 1995 or later.
(6)  Class B shares commenced operations on March 1, 1993.
(7)  Not annualized.
(8)  Annualized.


                                                        SPECIAL EQUITIES FUND 13

Special Opportunities Fund

REGISTRANT NAME: JOHN HANCOCK INVESTMENT TRUST III
                 TICKER SYMBOL    CLASS A: SPOAX   CLASS B: SPOBX  CLASS C: N/A
--------------------------------------------------------------------------------

GOAL AND STRATEGY

[Clip Art] The fund seeks long-term capital appreciation. To pursue this goal, the fund invests in those economic sectors that appear to have a higher than average earning potential.

Under normal circumstances, at least 75% of the fund's equity securities is invested within five or fewer sectors (e.g., financial services, energy, technology). At times, the fund may focus on a single sector. The fund first determines the inclusion and weighting of sectors, using macroeconomic as well as other factors, then selects portfolio securities by seeking the most attractive companies. The fund may add or drop sectors.

PORTFOLIO SECURITIES


[Clip Art] The fund invests primarily in common stocks of U.S. and foreign companies of any size. It may also invest in warrants, preferred stocks, convertible debt securities, U.S. Government securities and corporate bonds rated at least BBB/Baa or equivalent, and may invest in certain higher-risk securities. The fund also may make short sales of securities, and may engage in other investment practices.


For liquidity and flexibility, the fund may place assets in cash or invest in investment-grade short-term securities.

RISK FACTORS

[Clip Art] As with any growth fund, the value of your investment will fluctuate in response to stock market movements. By focusing on a relatively small number of sectors or issuers, the fund runs the risk that any factor influencing those sectors or issuers will have a major effect on performance. The fund may invest in companies with smaller market capitalizations, which represent higher near-term risks than larger capitalization companies. These factors make the fund likely to experience higher volatility than most other types of growth funds. Before you invest, please read "More about risk" starting on page 27.

PORTFOLIO MANAGEMENT

[Clip Art] Barbara C. Friedman, CFA, is leader of the fund's portfolio management team. A senior vice president of the adviser, Ms. Friedman has been a member of the management team since joining John Hancock Funds in January 1998. Ms. Friedman has been in the investment business since 1973.

--------------------------------------------------------------------------------

INVESTOR EXPENSES

[Clip Art] Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the past year, adjusted to reflect any changes. Because no Class C shares were outstanding during the past year, Class C expenses are based on Class B expenses. Future expenses may be greater or less.

--------------------------------------------------------------------------------
 Shareholder transaction expenses            Class A   Class B   Class C
--------------------------------------------------------------------------------
 Maximum sales charge imposed on purchases
 (as a percentage of offering price)         5.00%     none      none
 Maximum sales charge imposed on reinvested
 dividends                                   none      none      none
 Maximum deferred sales charge               none(1)   5.00%     1.00%
 Redemption fee(2)                           none      none      none
 Exchange fee                                none      none      none

--------------------------------------------------------------------------------
 Annual fund operating expenses (as a % of average net assets)
--------------------------------------------------------------------------------
 Management fee                              0.80%     0.80%     0.80%
 12b-1 fee(3)                                0.30%     1.00%     1.00%
 Other expenses                              0.49%     0.49%     0.49%
 Total fund operating expenses               1.59%     2.29%     2.29%

Example The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

--------------------------------------------------------------------------------
 Share class                       Year 1  Year 3   Year 5   Year 10
--------------------------------------------------------------------------------
 Class A shares                    $65      $98     $132     $229
 Class B shares
   Assuming redemption
   at end of period                $73     $102     $143     $245
   Assuming no redemption          $23      $72     $123     $245
 Class C shares
   Assuming redemption
   at end of period                $33      $72     $123     $263
   Assuming no redemption          $23      $72     $123     $263

This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

(1) Except for investments of $1 million or more; see "How sales charges are calculated."
(2)  Does not include wire redemption fee (currently $4.00).
(3) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.


14 SPECIAL OPPORTUNITIES FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

[Clip Art] The figures below have been audited by the fund's independent auditors, Price Waterhouse LLP.

[The following table was originally a bar chart in the printed materials.]

Volatility, as indicated by Class A
year-by-year total investment return (%)    (6.71)  17.53   36.15    8.79
(scale varies from fund to fund)

------------------------------------------------------------------------------------------------------------------
Class A - period ended:                                                   10/94(1)   10/95      10/96    10/97
------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                       $8.50      $7.93     $9.32    $10.92
Net investment income (loss)(2)                                            (0.03)     (0.07)    (0.11)    (0.06)
Net realized and unrealized gain (loss) on investments                     (0.54)      1.46      3.34      1.00
Total from investment operations                                           (0.57)      1.39      3.23      0.94
Less distributions:
  Distributions from net realized gain on investments sold                    --         --     (1.63)    (0.46)
Net asset value, end of period                                             $7.93      $9.32    $10.92    $11.40
Total investment return at net asset value(3) (%)                          (6.71)     17.53     36.15      8.79
Total adjusted investment return at net asset value(3,4) (%)               (6.83)        --        --       --
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                              92,325    101,562   156,578   141,997
Ratio of expenses to average net assets (%)                                 1.50       1.59      1.59      1.59
Ratio of adjusted expenses to average net assets(5) (%)                     1.62         --        --        --
Ratio of net investment income (loss) to average net assets (%)            (0.41)     (0.87)    (1.00)    (0.57)
Ratio of adjusted net investment (loss) to average net assets(5) (%)       (0.53)        --        --        --
Portfolio turnover rate (%)                                                   57        155       240       317
Fee reduction per share ($)                                                 0.01(2)      --        --        --
Average brokerage commission rate(6) ($)                                     N/A        N/A    0.0600    0.0645

-----------------------------------------------------------------------------------------------------------------
Class B - period ended:                                                    10/94(1)  10/95     10/96     10/97
-----------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                       $8.50      $7.87     $9.19    $10.67
Net investment income (loss)(2)                                            (0.09)     (0.13)    (0.18)    (0.13)
Net realized and unrealized gain (loss) on investments                     (0.54)      1.45      3.29      0.95
Total from investment operations                                           (0.63)      1.32      3.11      0.82
Less distributions:
  Distributions from net realized gain on investments sold                    --         --     (1.63)    (0.46)
Net asset value, end of period                                             $7.87      $9.19    $10.67    $11.03
Total investment return at net asset value(3) (%)                          (7.41)     16.77     35.34      7.84
Total adjusted investment return at net asset value(3,4) (%)               (7.53)        --        --        --
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                             131,983    137,363   238,901   204,812
Ratio of expenses to average net assets (%)                                 2.22       2.30      2.29      2.28
Ratio of adjusted expenses to average net assets(5) (%)                     2.34         --        --        --
Ratio of net investment income (loss) to average net assets (%)            (1.13)     (1.55)    (1.70)    (1.25)
Ratio of adjusted net investment (loss) to average net assets(5) (%)       (1.25)        --        --        --
Portfolio turnover rate (%)                                                   57        155       240       317
Fee reduction per share ($)                                                 0.01(2)      --        --        --
Average brokerage commission rate(6) ($)                                     N/A        N/A    0.0600    0.0645

(1)  Class A and B shares commenced operations on November 1, 1993.
(2)  Based on the average of the shares outstanding at the end of each month.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4) An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.
(5)  Unreimbursed, without fee reduction.
(6) Per portfolio share traded. Required for fiscal years that began September 1, 1995 or later.


                                                   SPECIAL OPPORTUNITIES FUND 15

Your account

--------------------------------------------------------------------------------
CHOOSING A SHARE CLASS

All John Hancock growth funds offer two classes of shares, Class A and Class B. In addition, Class C shares are available for Emerging Growth Fund, Growth Fund and Special Opportunities Fund. Each class has its own cost structure, as outlined below, allowing you to choose the one that best meets your requirements. For more details, see "How sales charges are calculated." Your financial representative can help you decide which share class is best for you.

--------------------------------------------------------------------------------
 Class A - for all funds
--------------------------------------------------------------------------------

   o Front-end sales charges. There are several ways to reduce these charges, described under "Sales charge reductions and waivers" on the following page.

   o  Lower annual expenses than Class B and Class C shares.

--------------------------------------------------------------------------------
 Class B - for all funds
--------------------------------------------------------------------------------

   o  No front-end sales charge; all your money goes to work for you right away.

   o  Higher annual expenses than Class A shares.


   o  A contingent deferred sales charge that declines from 5% over six years.


   o Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.

--------------------------------------------------------------------------------
 Class C - for selected funds
--------------------------------------------------------------------------------

Applies to Emerging Growth Fund, Growth Fund and Special Opportunities Fund.

   o  No front-end sales charge; all your money goes to work for you right away.

   o  Higher annual expenses than Class A shares.

   o A 1% contingent deferred sales charge on shares sold within one year of purchase.

   o No automatic conversion to Class A shares, so the fund's annual expenses continue at the same level throughout the life of your investment.

For actual past expenses of Class A and Class B shares, see the fund-by-fund information earlier in this prospectus.

Special Equities Fund offers Class Y shares, which have their own expense structure and are available to financial institutions only. Call Signature Services for more information (see back cover of this prospectus).



HOW SALES CHARGES ARE CALCULATED

Class A Sales charges are as follows:
--------------------------------------------------------------------------------
 Class A sales charges
--------------------------------------------------------------------------------
                            As a % of       As a % of your
 Your investment            offering price  investment

 Up to $49,999              5.00%           5.26%
 $50,000 - $99,999          4.50%           4.71%
 $100,000 - $249,999        3.50%           3.63%
 $250,000 - $499,999        2.50%           2.56%
 $500,000 - $999,999        2.00%           2.04%
 $1,000,000 and over        See below

Investments of $1 million or more Class A shares are available with no front-end sales charge. However, there is a contingent deferred sales charge (CDSC) on any shares sold within one year of purchase, as follows:


--------------------------------------------------------------------------------
CDSC on $1 million+ investments
--------------------------------------------------------------------------------

 Your investment                CDSC on shares being sold

 First $1M - $4,999,999         1.00%
 Next $1 - $5M above that       0.50%
 Next $1 or more above that     0.25%

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the LAST day of that month.

The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.


16 YOUR ACCOUNT

Class B Shares are offered at their net asset value per share, without any initial sales charge. However, you may be charged a contingent deferred sales charge (CDSC) on shares you sell within six years of buying them. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The longer the time between the purchase and the sale of shares, the lower the rate of the CDSC:


--------------------------------------------------------------------------------
 Class B deferred charges
--------------------------------------------------------------------------------

 Years after purchase            CDSC on shares being sold

 1st year                        5.00%
 2nd year                        4.00%
 3rd or 4th year                 3.00%
 5th year                        2.00%
 6th year                        1.00%
 After 6 years                   None

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the FIRST day of that month.

CDSC calculations are based on the number of shares involved, not on the value of your account. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these to meet your request, we will sell those shares that have the lowest CDSC.

Class C Shares are offered at their net asset value per share, without any initial sales charge. However, you may be charged a contingent deferred sales charge (CDSC) of 1% on shares you sell within one year of purchase. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less.

CDSC calculations are based on the number of shares involved, not on the value of your account. Each time you place a request to sell shares we will first sell any shares in your account that carry no CDSC.

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the FIRST day of that month.

--------------------------------------------------------------------------------
SALES CHARGE REDUCTIONS AND WAIVERS

Reducing your Class A sales charges There are several ways you can combine multiple purchases of Class A shares of John Hancock funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner.


o Accumulation Privilege -- lets you add the value of any Class A shares you already own to the amount of your next Class A investment for purposes of calculating the sales charge. Retirement plans investing $1 million in Class B shares may add that value to Class A purchases to calculate sales charges.


o Letter of Intention -- lets you purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once.

o Combination Privilege -- lets you combine Class A shares of multiple funds for purposes of calculating the sales charge.


To utilize: complete the appropriate section of your application, contact your financial representative or Signature Services, or consult the SAI (see the back cover of this prospectus).


Group Investment Program A group may be treated as a single purchaser under the accumulation and combination privileges. Each investor has an individual account, but the group's investments are lumped together for sales charge purposes, making the investors potentially eligible for reduced sales charges. There is no charge, no obligation to invest (although initial investments must total at least $250) and individual investors may close their account at any time.

To utilize: contact your financial representative or Signature Services to find out how to qualify, or consult the SAI (see the back cover of this prospectus).

CDSC waivers As long as Signature Services is notified at the time you sell, the CDSC for each share class will generally be waived in the following cases:

o  to make payments through certain systematic withdrawal plans

o  to make certain distributions from a retirement plan

o  because of shareholder death or disability


o  to purchase a John Hancock Declaration annuity


To utilize: if you think you may be eligible for a CDSC waiver, contact your financial representative or Signature Services, or consult the SAI.


                                                                 YOUR ACCOUNT 17

Reinstatement privilege If you sell shares of a John Hancock fund, you may reinvest some or all of the proceeds in the same share class of any John Hancock fund within 120 days without a sales charge, as long as Signature Services is notified before you reinvest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC. All accounts involved must have the same registration.

To utilize: contact your financial representative or Signature Services.

Waivers for certain investors Class A shares may be offered without front-end sales charges or CDSCs to various individuals and institutions, including:


o  selling brokers and their employees and sales representatives

o financial representatives utilizing fund shares in fee-based investment products under signed agreement with John Hancock Funds

o fund trustees and other individuals who are affiliated with these or other John Hancock funds

o individuals transferring assets from an employee benefit plan with John Hancock Funds into an individual account in a John Hancock fund

o  certain insurance company contract holders (one-year CDSC usually applies)

o participants in certain retirement plans with at least 100 members (one-year CDSC applies)

To utilize: if you think you may be eligible for a sales charge waiver, contact Signature Services, or consult the SAI.


--------------------------------------------------------------------------------
OPENING AN ACCOUNT

1  Read this prospectus carefully.

2 Determine how much you want to invest. The minimum initial investments for the John Hancock funds are as follows:

   o  non-retirement account: $1,000
   o  retirement account: $250
   o  group investments: $250
   o Monthly Automatic Accumulation Plan (MAAP): $25 to open; you must invest at least $25 a month
   o fee-based clients of selling brokers who placed at least $2 billion in John Hancock funds: $250

3 Complete the appropriate parts of the account application, carefully following the instructions. If you have questions, please contact your financial representative or call Signature Services at 1-800-225-5291.

4 Complete the appropriate parts of the account privileges section of the application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.

5 Make your initial investment using the table on the next page. You and your financial representative can initiate any purchase, exchange or sale of shares.


18 YOUR ACCOUNT

--------------------------------------------------------------------------------
 Buying shares
--------------------------------------------------------------------------------

            Opening an account               Adding to an account

 By check

 [Clip Art] o  Make out a check for          o  Make out a check for the
               the investment amount,           investment amount payable to
               payable to "John Hancock         "John Hancock Signature
               Signature Services, Inc."        Services, Inc."

            o  Deliver the check and your    o  Fill out the detachable
               completed application to         investment slip from an
               your financial                   account statement. If no slip
               representative, or mail          is available, include a note
               them to Signature Services       specifying the fund name, your
               (address on next page).          share class, your account
                                                number and the name(s) in which
                                                the account is registered.

                                             o  Deliver the check and your
                                                investment slip or note to your
                                                financial representative, or
                                                mail them to Signature Services
                                                (address on next page).

 By exchange

 [Clip Art] o  Call your financial           o  Call your financial
               representative or Signature      representative or Signature
               Services to request an           Services to request an exchange.
               exchange.

 By wire

 [Clip Art] o  Deliver your completed        o  Instruct your bank to wire
               application to your              the amount of your
               financial representative,        investment to:
               or mail it to Signature          First Signature Bank & Trust
               Services.                        Account # 900000260
                                                Routing # 211475000
            o  Obtain your account number       Specify the fund name, your
               by calling your financial        share class, your account
               representative or Signature      number and the name(s)
               Services.                        in which the account is
                                                registered. Your bank may
            o  Instruct your bank to wire       charge a fee to wire funds.
               the amount of your
               investment to:
               First Signature Bank & Trust
               Account # 900000260
               Routing # 211475000
               Specify the fund name, your
               choice of share class, the
               new account number and the
               name(s) in which the account
               is registered. Your bank may
               charge a fee to wire funds.

 By phone

 [Clip Art]  See "By wire" and "By           o  Verify that your bank or credit
               exchange."                       union is a member of the
                                                Automated Clearing House (ACH)
                                                system.

                                             o  Complete the "Invest-By-Phone"
                                                and "Bank Information"
                                                sections on your account
                                                application.

                                             o  Call Signature Services to
                                                verify that these features are
                                                in place on your account.

                                             o  Tell the Signature Services
                                                representative the fund name,
                                                your share class, your account
                                                number, the name(s) in which the
                                                account is registered and the
                                                amount of your investment.

To open or add to an account using the Monthly Automatic Accumulation Program, see "Additional investor services."


                                                                 YOUR ACCOUNT 19

--------------------------------------------------------------------------------
 Selling shares
--------------------------------------------------------------------------------

            Designed for                     To sell some or all of your shares

 By letter

 [Clip Art] o  Accounts of any type.         o  Write a letter of instruction
                                                or complete a stock power
            o  Sales of any amount.             indicating the fund name, your
                                                share class, your account
                                                number, the name(s) in which the
                                                account is registered and the
                                                dollar value or number of shares
                                                you wish to sell.

                                             o  Include all signatures and any
                                                additional documents that may be
                                                required (see next page).

                                             o  Mail the materials to Signature
                                                Services.

                                             o  A check will be mailed to the
                                                name(s) and address in which the
                                                account is registered, or
                                                otherwise according to your
                                                letter of instruction.

 By phone

 [Clip Art]  o  Most accounts.               o  For automated service 24 hours
                                                a day using your touch-tone
             o  Sales of up to $100,000.        phone, call the EASI-Line at
                                                1-800-338-8080.

                                             o  To place your order with a
                                                representative at John Hancock
                                                Funds, call Signature Services
                                                between 8 A.M. and 4 P.M.
                                                Eastern Time on most business
                                                days.

 By wire or electronic funds transfer (EFT)

 [Clip Art]  o  Requests by letter to        o  Fill out the "Telephone
                sell any amount (accounts       Redemption" section of your new
                of any type).                   account application.

             o  Requests by phone to sell    o  To verify that the telephone
                up to $100,000 (accounts        redemption privilege is in place
                with telephone redemption       on an account, or to request the
                privileges).                    forms to add it to an existing
                                                account, call Signature
                                                Services.

                                             o  Amounts of $1,000 or more will
                                                be wired on the next business
                                                day. A $4 fee will be deducted
                                                from your account.

                                             o  Amounts of less than $1,000 may
                                                be sent by EFT or by check.
                                                Funds from EFT transactions are
                                                generally available by the
                                                second business day. Your bank
                                                may charge a fee for this
                                                service.

 By exchange

 [Clip Art]  o  Accounts of any type.        o  Obtain a current prospectus for
                                                the fund into which you are
             o  Sales of any amount.            exchanging by calling your
                                                financial representative or
                                                Signature Services.

                                             o  Call your financial
                                                representative or Signature
                                                Services to request an exchange.

                                                --------------------------------
                                                  Address

                                                  John Hancock Signature
                                                  Services, Inc.
                                                  1 John Hancock Way, Suite 1000
                                                  Boston, MA 02217-1000

                                                  Phone 1-800-225-5291

                                                  Or contact your financial
                                                  representative for
                                                  instructions and assistance.

                                                --------------------------------

To sell shares through a systematic withdrawal plan, see "Additional investor services."


20 YOUR ACCOUNT

Selling shares in writing In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, as shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

o  your address of record has changed within the past 30 days

o  you are selling more than $100,000 worth of shares

o you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s)


The signature guarantee must be from a member of the Signature Guarantee Medallion Program (generally, a broker or securities dealer). We may refuse any other source. A notary public CANNOT provide a signature guarantee.


--------------------------------------------------------------------------------
 Seller                                    Requirements for written requests
                                                                      [Clip Art]
--------------------------------------------------------------------------------

Owners of individual, joint, sole          o  Letter of instruction.
proprietorship, UGMA/UTMA (custodial
accounts for minors) or general partner    o  On the letter, the signatures and
accounts.                                     titles of all persons authorized
                                              to sign for the account, exactly
                                              as the account is registered.

                                           o  Signature guarantee if applicable
                                              (see above).

Owners of corporate or association         o  Letter of instruction.
accounts.
                                           o  Corporate resolution, certified
                                              within the past twelve months.

                                           o  On the letter and the resolution,
                                              the signature of the person(s)
                                              authorized to sign for the
                                              account.

                                           o  Signature guarantee if applicable
                                              (see above).

Owners or trustees of trust accounts.      o  Letter of instruction.

                                           o  On the letter, the signature(s)
                                              of the trustee(s).

                                           o  If the names of all trustees are
                                              not registered on the account,
                                              please also provide a copy of the
                                              trust document certified within
                                              the past twelve months.

                                           o  Signature guarantee if applicable
                                              (see above).

Joint tenancy shareholders whose           o  Letter of instruction signed by
   co-tenants are deceased.                   surviving tenant.

                                           o  Copy of death certificate.

                                           o  Signature guarantee if applicable
                                              (see above).

Executors of shareholder estates.          o  Letter of instruction signed by
                                              executor.

                                           o  Copy of order appointing
                                              executor.

                                           o  Signature guarantee if applicable
                                              (see above).

Administrators, conservators,              o  Call 1-800-225-5291 for
guardians and other sellers or                instructions.
account types not listed above.


                                                                 YOUR ACCOUNT 21

--------------------------------------------------------------------------------
TRANSACTION POLICIES

Valuation of shares The net asset value per share (NAV) for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern Time) by dividing a class's net assets by the number of its shares outstanding.

Buy and sell prices When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges.

Execution of requests Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after your request is accepted by Signature Services.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider using EASI-Line or sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions For your protection, telephone requests may be recorded in order to verify their accuracy. In addition, Signature Services will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or other taxpayer ID number and other relevant information. If appropriate measures are taken, Signature Services is not responsible for any losses that may occur to any account due to an unauthorized telephone call. Also for your protection, telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges You may exchange shares of one John Hancock fund for shares of the same class of any other, generally without paying any additional sales charges. The registration for both accounts involved must be identical. Class B and class C shares will continue to age from the original date and will retain the same CDSC rate as they had before the exchange, except that the rate will change to the new fund's rate if that rate is higher. A CDSC rate that has increased will drop again with a future exchange into a fund with a lower rate.

To protect the interests of other investors in the fund, a fund may cancel the exchange privileges of any parties that, in the opinion of the fund, are using market timing strategies or making more than seven exchanges per owner or controlling party per calendar year. A fund may also refuse any exchange order. A fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders.

Certificated shares Most shares are electronically recorded. If you wish to have certificates for your shares, please write to Signature Services. Certificated shares can only be sold by returning the certificates to Signature Services, along with a letter of instruction or a stock power and a signature guarantee.

Sales in advance of purchase payments When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

--------------------------------------------------------------------------------
DIVIDENDS AND ACCOUNT POLICIES

Account statements In general, you will receive account statements as follows:

o after every transaction (except a dividend reinvestment) that affects your account balance

o  after any changes of name or address of the registered owner(s)

o  in all other circumstances, every quarter

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends The funds generally distribute most or all of their net earnings in the form of dividends. Any capital gains are distributed annually. Regional Bank Fund typically pays income dividends quarterly and Financial Industries Fund typically pays income dividends annually. The other funds do not usually pay income dividends.


22 YOUR ACCOUNT

Dividend reinvestments Most investors have their dividends reinvested in additional shares of the same fund and class. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date. Alternatively, you can choose to have a check for your dividends mailed to you. However, if the check is not deliverable, your dividends will be reinvested.

Taxability of dividends As long as a fund meets the requirements for being a tax-qualified regulated investment company, which each fund has in the past and intends to in the future, it pays no federal income tax on the earnings it distributes to shareholders.

Consequently, dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a fund's long-term capital gains are taxable as capital gains; dividends from other sources are generally taxable as ordinary income.

Some dividends paid in January may be taxable as if they had been paid the previous December. Corporations may be entitled to take a dividends-received deduction for a portion of certain dividends they receive.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Small accounts (non-retirement only) If you draw down a non-retirement account so that its total value is less than $1,000, you may be asked to purchase more shares within 30 days. If you do not take action, your fund may close out your account and mail you the proceeds. Alternatively, Signature Services may charge you $10 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason, and your account will not be closed if its drop in value is due to fund performance or the effects of sales charges.

--------------------------------------------------------------------------------
ADDITIONAL INVESTOR SERVICES

Monthly Automatic Accumulation Program (MAAP) MAAP lets you set up regular investments from your paycheck or bank account to the John Hancock fund(s) of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

o  Complete the appropriate parts of your account application.

o If you are using MAAP to open an account, make out a check ($25 minimum) for your first investment amount payable to "John Hancock Signature Services, Inc." Deliver your check and application to your financial representative or Signature Services.

Systematic withdrawal plan This plan may be used for routine bill payments or periodic withdrawals from your account. To establish:

o  Make sure you have at least $5,000 worth of shares in your account.

o Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).

o Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.

o Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.

o Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or Signature Services.


Retirement plans John Hancock Funds offers a range of retirement plans, including Traditional and Roth IRAs, SIMPLE IRAs, SIMPLE 401(k)s, SEPs, 401(k)s, money purchase pension and profit-sharing plans. Using these plans, you can invest in any John Hancock fund (except tax-free income funds) with a low minimum investment of $250 or, for some group plans, no minimum investment at all. To find out more, call Signature Services at 1-800-225-5291.



                                                                 YOUR ACCOUNT 23

Fund details

--------------------------------------------------------------------------------
BUSINESS STRUCTURE

How the funds are organized Each John Hancock growth fund is an open-end management investment company or a series of such a company.

Each fund is supervised by a board of trustees, an independent body that has ultimate responsibility for the fund's activities. The board retains various companies to carry out the fund's operations, including the investment adviser, custodian, transfer agent and others (see diagram). The board has the right, and the obligation, to terminate the fund's relationship with any of these companies and to retain a different company if the board believes it is in the shareholders' best interests.

At a mutual fund's inception, the initial shareholder (typically the adviser) appoints the fund's board. Thereafter, the board and the shareholders determine the board's membership. The boards of the John Hancock growth funds may include individuals who are affiliated with the investment adviser. However, the majority of board members must be independent.

The funds do not hold annual shareholder meetings, but may hold special meetings for such purposes as electing or removing board members, changing fundamental policies, approving a management contract or approving a 12b-1 plan (12b-1 fees are explained in "Sales compensation").

                                -----------------
                                  Shareholders
                                -----------------

Distribution and
shareholder services

                -------------------------------------------------
                          Financial services firms and
                             their representatives

                     Advise current and prospective share-
                    holders on their fund investments, often
                  in the context of an overall financial plan.
                -------------------------------------------------


                -------------------------------------------------
                             Principal distributor

                            John Hancock Funds, Inc.
                             101 Huntington Avenue
                             Boston, MA 02199-7603

                    Markets the funds and distributes shares
                  through selling brokers, financial planners
                      and other financial representatives.
                -------------------------------------------------


             ------------------------------------------------------
                                 Transfer agent

                      John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1000
                             Boston, MA 02217-1000

                Handles shareholder services, including record-
               keeping and statements, distribution of dividends,
                    and processing of buy and sell requests.
             ------------------------------------------------------

                                                                      Asset
                                                                    management

                          ---------------------------
                                   Subadviser

                                DFS Advisers LLC
                                75 State Street
                                Boston, MA 02109

                         Provides portfolio management
                       services to Special Equities Fund.
                    -----------------------------------------


                      ------------------------------------
                               Investment adviser

                          John Hancock Advisers, Inc.
                             101 Huntington Avenue
                             Boston, MA 02199-7603

                        Manages the funds' business and
                             investment activities.
                      ------------------------------------


                      ------------------------------------
                                   Custodian

                           Investors Bank & Trust Co.
                              200 Clarendon Street
                                Boston, MA 02116

                      Holds the funds' assets, settles all
                     portfolio trades and collects most of
                        the valuation data required for
                          calculating each fund's NAV.
                      ------------------------------------

                      ------------------------------------
                                    Trustees

                        Supervise the funds' activities.
                      ------------------------------------


24 FUND DETAILS

Accounting compensation The funds compensate the adviser for performing tax and financial management services. Annual compensation is not expected to exceed 0.02% of each fund's average net assets.

Portfolio trades In placing portfolio trades, the adviser may use brokerage firms that market the fund's shares or are affiliated with John Hancock Mutual Life Insurance Company, but only when the adviser believes no other firm offers a better combination of quality execution (i.e., timeliness and completeness) and favorable price.

Investment goals Except for Emerging Growth Fund, Financial Industries Fund and Special Opportunities Fund, each fund's investment goal is fundamental and may only be changed with shareholder approval.

Diversification All of the growth funds are diversified.

--------------------------------------------------------------------------------
SALES COMPENSATION

As part of their business strategies, the funds, along with John Hancock Funds, pay compensation to financial services firms that sell the funds' shares. These firms typically pass along a portion of this compensation to your financial representative.

Compensation payments originate from two sources: from sales charges and from 12b-1 fees that are paid out of the funds' assets ("12b-1" refers to the federal securities regulation authorizing annual fees of this type). The 12b-1 fee rates vary by fund and by share class, according to Rule 12b-1 plans adopted by the funds. The sales charges and 12b-1 fees paid by investors are detailed in the fund-by-fund information. The portions of these expenses that are reallowed to financial services firms are shown on the next page.

Distribution fees may be used to pay for sales compensation to financial services firms, marketing and overhead expenses and, for Class B and Class C shares, interest expenses.

--------------------------------------------------------------------------------
 Class B unreimbursed distribution expenses(1)
--------------------------------------------------------------------------------
                            Unreimbursed      As a % of
 Fund                       expenses          net assets

 Emerging Growth            $  12,476,287     2.75%
 Financial Industries       $   7,546,464     1.29%
 Growth                     $     162,442     0.51%
 Regional Bank              $  58,931,361     1.55%
 Special Equities           $   4,156,261     0.45%
 Special Opportunities      $   7,659,598     3.39%

(1) As of the most recent fiscal year end covered by each fund's financial highlights. These expenses may be carried forward indefinitely.


Class C Class C shares began operations after the 1997 fiscal year. Therefore, there are no unreimbursed expenses to report.


Initial compensation Whenever you make an investment in a fund or funds, the financial services firm receives either a reallowance from the initial sales charge or a commission, as described below. The firm also receives the first year's service fee at this time.

Annual compensation Beginning with the second year after an investment is made, the financial services firm receives an annual service fee of 0.25% of its total eligible net assets. This fee is paid quarterly in arrears.

Financial services firms selling large amounts of fund shares may receive extra compensation. This compensation, which John Hancock Funds pays out of its own resources, may include asset retention fees as well as reimbursement for marketing expenses.


                                                                 FUND DETAILS 25

---------------------------------------------------------------------------------------------------------------------------
 Class A investments
---------------------------------------------------------------------------------------------------------------------------
                                                     Maximum
                               Sales charge          reallowance           First year             Maximum
                               paid by investors     or commission         service fee            total compensation(1)
                               (% of offering price) (% of offering price) (% of net investment)  (% of offering price)
 Up to $49,999                 5.00%                 4.01%                 0.25%                  4.25%
 $50,000 - $99,999             4.50%                 3.51%                 0.25%                  3.75%
 $100,000 - $249,999           3.50%                 2.61%                 0.25%                  2.85%
 $250,000 - $499,999           2.50%                 1.86%                 0.25%                  2.10%
 $500,000 - $999,999           2.00%                 1.36%                 0.25%                  1.60%

 Regular investments of
 $1 million or more
 First $1M - $4,999,999        --                    0.75%                 0.25%                  1.00%
 Next $1 - $5M above that      --                    0.25%                 0.25%                  0.50%
 Next $1 or more above that    --                    0.00%                 0.25%                  0.25%

 Waiver investments(2)         --                    0.00%                 0.25%                  0.25%

---------------------------------------------------------------------------------------------------------------------------
 Class B investments
---------------------------------------------------------------------------------------------------------------------------
                                                     Maximum
                                                     reallowance           First year             Maximum
                                                     or commission         service fee            total compensation
                                                     (% of offering price) (% of net investment)  (% of offering price)
 All amounts                                         3.75%                 0.25%                  4.00%

---------------------------------------------------------------------------------------------------------------------------
 Class C investments
---------------------------------------------------------------------------------------------------------------------------
                                                     Maximum
                                                     reallowance           First year             Maximum
                                                     or commission         service fee            total compensation
                                                     (% of offering price) (% of net investment)  (% of offering price)
 All amounts                                         0.75%                 0.25%                  1.00%

(1) Reallowance/commission percentages and service fee percentages are calculated from different amounts, and therefore may not equal total compensation percentages if combined using simple addition.
(2) Refers to any investments made by municipalities, financial institutions, trusts and affinity group members that take advantage of the sales charge waivers described earlier in this prospectus.

CDSC revenues collected by John Hancock Funds may be used to pay commissions when there is no initial sales charge.


26 FUND DETAILS

--------------------------------------------------------------------------------
MORE ABOUT RISK

A fund's risk profile is largely defined by the fund's primary securities and investment practices. You may find the most concise description of each fund's risk profile in the fund-by-fund information.

The funds are permitted to utilize -- within limits established by the trustees -- certain other securities and investment practices that have higher risks and opportunities associated with them. To the extent that a fund utilizes these securities or practices, its overall performance may be affected, either positively or negatively. On the following page are brief descriptions of these securities and practices, along with the risks associated with them. The funds follow certain policies that may reduce these risks.

As with any mutual fund, there is no guarantee that the performance of a John Hancock growth fund will be positive over any period of time -- days, months or years. However, stock funds as a category have historically performed better over the long term than bond or money market funds.

--------------------------------------------------------------------------------
TYPES OF INVESTMENT RISK

Correlation risk The risk that changes in the value of a hedging instrument will not match those of the asset being hedged (hedging is the use of one investment to offset the effects of another investment). Incomplete correlation can result in unanticipated risks.

Credit risk The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

Currency risk The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses.

Information risk The risk that key information about a security or market is inaccurate or unavailable.

Interest rate risk The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values.

Leverage risk Associated with securities or practices (such as borrowing) that multiply small index or market movements into large changes in value.

o Hedged When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

o Speculative To the extent that a derivative is not used as a hedge, the fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

Liquidity risk The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance.

Management risk The risk that a strategy used by a fund's management may fail to produce the intended result. Common to all mutual funds.

Market risk The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. Common to all stocks and bonds and the mutual funds that invest in them.

Natural event risk The risk of losses attributable to natural disasters, crop failures and similar events.

Opportunity risk The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

Political risk The risk of losses attributable to government or political actions, from changes in tax or trade statutes to governmental collapse and war.

Valuation risk The risk that a fund has valued certain of its securities at a higher price than it can sell them for.


Year 2000 risk The risk that the funds' operations could be disupted by year 2000-related computer system problems. Although the adviser and the funds' service providers are taking steps to address this issue, there may still be some risk of adverse effects. Common to all mutual funds.



                                                                 FUND DETAILS 27

--------------------------------------------------------------------------------
Higher-risk securities and practices
--------------------------------------------------------------------------------

This table shows each fund's investment limitations as a percentage of portfolio assets. In each case the principal types of risk are listed (see previous page for definitions). Numbers in this table show allowable usage only; for actual usage, consult the fund's annual/semi-annual reports.

10  Percent of total assets (italic type)
10  Percent of net assets (roman type)
*   No policy limitation on usage; fund may be using currently
o   Permitted, but has not typically been used
--  Not permitted

                                               Emerging   Financial   Growth  Regional   Special    Special
                                                Growth   Industries            Bank      Equities  Opportunities
---------------------------------------------------------------------------------------------------------------
Investment practices

Borrowing; reverse repurchase agreements
The borrowing of money from banks or through
reverse repurchase agreements. Leverage,
credit risks.                                    33.3         33       33.3       5       33.3         33.3

Repurchase agreements  The purchase of a
security that must later be sold back
to the seller at the same price plus
interest. Credit risk.                              *          *          *       *          *            *

Securities lending  The lending of securities
to financial institutions, which provide
cash or government securities as collateral.
Credit risk.                                       30       33.3       33.3      --       33.3         33.3

Short sales The selling of securities which have been borrowed on the expectation that the market price will drop.

o  Hedged. Hedged leverage, market,
   correlation, liquidity, opportunity risks.       o          o          o      --          o            *

o  Speculative. Speculative leverage, market,
   liquidity risks.                                --          o          o      --          o            5

Short-term trading  Selling a security soon
after purchase. A portfolio engaging in
short-term trading will have higher turnover
and transaction expenses. Market risk.              *          *          *       *          *            *

When-issued securities and forward
commitments The purchase or sale of
securities for delivery at a future date;
market value may change before
delivery. Market, opportunity, leverage risks.      *          *          *       *          *            *

---------------------------------------------------------------------------------------------------------------

Conventional securities

Non-investment-grade securities  Securities
rated below BBB/Baa are considered
junk bonds. Credit, market, interest rate,
liquidity, valuation, information risks.           10          5          5       5         --           --

Foreign equities

o  Stocks issued by foreign companies.
   Market, currency, information, natural
   event, political risks.                          *          *         15       o          *           *

o  American or European depository receipts,
   which are dollar-denominated securities
   typically issued by American or European
   banks and are based on ownership of
   securities issued by foreign companies.
   Market, currency, information, natural
   event, political risks.                          *          *         15       o          *            *

Restricted and illiquid securities
Securities not traded on the open market. May
include illiquid Rule 144A securities.
Liquidity, valuation, market risks.                10         15         15      15         15           15

---------------------------------------------------------------------------------------------------------------

Leveraged derivative securities

Financial futures and options; securities and index options Contracts involving the right or obligation to deliver or receive assets or money depending on the performance of one or more assets or an economic index.

o  Futures and related options. Interest
   rate, currency, market, hedged or
   speculative leverage, correlation,
   liquidity, opportunity risks.                    *          o          o      --          o            *

o  Options on securities and indices.
   Interest rate, currency, market, hedged or
   speculative leverage, correlation,
   liquidity, credit, opportunity risks.            *          o          o       o          o            *

Currency contracts Contracts involving the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date.

o  Hedged. Currency, hedged leverage,
   correlation, liquidity, opportunity risks.       *          o          *      --          o            *

o  Speculative. Currency, speculative
   leverage, liquidity risks.                      --          o         --      --          o           --


28 FUND DETAILS

For more information

---------------------------------------------------------------------------

Two documents are available that offer further information on John Hancock growth funds:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS

Includes financial statements, detailed performance information, portfolio holdings, a statement from portfolio management and the auditor's report.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information on all aspects of the funds. The current annual/semiannual report is included in the SAI.

A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference (is legally a part of this prospectus). You may visit the Securities and Exchange Commission's Internet website (www.sec.gov) to view the SAI, material incorporated by reference and other information.

To request a free copy of the current annual/semiannual report or SAI, please write or call:


John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000
Telephone: 1-800-225-5291
EASI-Line: 1-800-338-8080
TDD: 1-800-544-6713
Internet: www.jhancock.com/funds


[LOGO] JOHN HANCOCK FUNDS
       A Global Investment Management Firm

       101 Huntington Avenue
       Boston, Massachusetts 02199-7603

       John Hancock(R)


                                              (C) 1996 John Hancock Funds, Inc.
                                                                    GROPN  6/98

JOHN HANCOCK

SPECIAL
EQUITIES

FUND


CLASS Y SHARES


PROSPECTUS


MARCH 1, 1998 REVISED AS OF JUNE 1, 1998


--------------------------------------------------------------------------------
TABLE OF CONTENTS


                                                                          Page
                                                                          ----
Expense Information ....................................................     2
The Fund's Financial Highlights ........................................     3
Investment Objective and Policies ......................................     4
Organization and Management of the Fund ................................     7
The Fund's Expenses ....................................................     7
Dividends and Taxes ....................................................     8
Performance ............................................................     8
Who Can Buy Class Y Shares .............................................     9
How to Buy Class Y Shares ..............................................    10
Class Y Share Price ....................................................    11
How to Redeem Class Y Shares ...........................................    12
Additional Services and Programs .......................................    14


    This Prospectus sets forth the information about John Hancock Special Equities Fund (the "Fund") a diversified fund, that you should know before investing. Please read and retain it for future reference.

    Additional information about the Fund has been filed with the Securities and Exchange Commission (the "SEC"). You can obtain a copy of the Fund's Statement of Additional Information, dated March 1, 1998 and incorporated by reference into this Prospectus, free of charge by writing or telephoning: John Hancock Signature Services, Inc. P.O. Box 9296, Boston, Massachusetts 02205-9296, 1-800-755-4371.

    SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

EXPENSE INFORMATION


    The purpose of the following information is to help you to understand the various fees and expenses you will bear, directly or indirectly, when you purchase Class Y Fund shares. The operating expenses included in the table and hypothetical example below are based on actual fees and expenses for the Class Y shares of the Fund (formerly Class C shares) for the fiscal year ended October 31, 1997, adjusted to reflect current fees and expenses. Actual fees and expenses of Class Y shares may be greater or less than those indicated.

                                                                        CLASS Y
                                                                        SHARES*
                                                                        -------


SHAREHOLDER TRANSACTION EXPENSES

Maximum sales charge imposed on purchases
  (as a percentage of offering price) ............................       None
Maximum sales charge imposed on reinvested dividends .............       None
Maximum deferred sales charge ....................................       None
Redemption fee+ ..................................................       None
Exchange fee .....................................................       None

ANNUAL FUND OPERATING EXPENSES
 (as a percentage of average net assets)

Management fee** .................................................       0.81%
Other expenses ...................................................       0.16%
                                                                         -----
Total Fund operating expenses ....................................       0.97%
                                                                         =====


------------
 *The information set forth in the foregoing table relates only to Class Y shares. Class Y shares commenced operations on September 1, 1993. Information for Class A and Class B shares is set forth in a separate prospectus.


 +Redemption by wire fee (currently $4.00) not included.

**The calculation of the management fee is based on average net assets for the fiscal year ended October 31, 1997. See "The Fund's Expenses."


EXAMPLE: CLASS Y SHARES                1 YEAR     3 YEARS    5 YEARS   10 YEARS
-----------------------                ------     -------    -------   --------


You would pay the following
 expenses for the indicated
  period of years on a
  hypothetical $1,000 investment,
  assuming a 5% annual return: ......   $10        $31        $54       $119

(This example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.)

    The management fee referred to above is more fully explained in this Prospectus under the caption "The Fund's Expenses" and in the Statement of Additional Information under the caption "Investment Advisory and Other Services."

THE FUND'S FINANCIAL HIGHLIGHTS

    The following table of Financial Highlights has been audited by Ernst & Young LLP, the Fund's independent auditors whose unqualified report is included in the Fund's 1997 Annual Report and is included in the Statement of Additional Information. Further information about the performance of the Fund is contained in the Fund's Annual Report to shareholders, which may be obtained free of charge by writing or telephoning John Hancock Signature Services, Inc. ("Signature Services") at the address or telephone number listed on the front page of this Prospectus.

    Selected data for each class of shares outstanding throughout each period indicated are as follows:


                                                                                YEAR ENDED OCTOBER 31,
                                                          --------------------------------------------------------------------
                                                            1997           1996           1995           1994           1993
                                                          --------        -------        -------        -------        -------
CLASS Y (a)

PER SHARE OPERATING PERFORMANCE
  Net Asset Value, Beginning of Period ..................   $24.91         $22.40         $16.20         $16.14         $14.90
                                                          --------        -------        -------        -------        -------
  Net Investment Loss(b) ................................    (0.18)         (0.14)         (0.09)         (0.13)         (0.03)
  Net Realized and Unrealized Gain on Investments .......     2.13           3.11           6.29           0.19           1.27
                                                          --------        -------        -------        -------        -------
    Total from Investment Operations ....................     1.95           2.97           6.20           0.06           1.24
                                                          --------        -------        -------        -------        -------
Less Distributions:
  Distributions from Net Realized Gain on Investments
    Sold ................................................    --             (0.46)         --             --             --
                                                          --------        -------        -------        -------        -------
    Total Distributions .................................    --             (0.46)         --             --             --
                                                          --------        -------        -------        -------        -------
  Net Asset Value, End of Period ........................ $  26.86        $ 24.91        $ 22.40        $ 16.20        $ 16.14
                                                          ========        =======        =======        =======        =======
    Total Investment Return at Net Asset Value (e) ......    7.83%         13.40%         38.27%          0.37%          8.32%(d)
                                                          --------        -------        -------        -------        -------
RATIOS AND SUPPLEMENTAL DATA
  Net Assets, End of Period (000's omitted) ............. $104,476        $67,498        $13,701        $ 7,123        $ 2,838
  Ratio of Expenses to Average Net Assets ...............    0.97%          1.03%          1.01%          1.11%          1.45%(c)
  Ratio of Net Investment Loss to Average Net Assets ....   (0.73%)        (0.54%)        (0.50%)        (0.89%)        (1.35%)(c)
  Portfolio Turnover Rate ...............................      41%            59%            82%            66%            33%
  Average Broker Commission Rate (f) ....................  $0.0649        $0.0677            N/A            N/A            N/A


(a)    Class Y shares commenced operations on September 1, 1993.

(b)    Based on the average of the shares outstanding at the end of each month.
(c)    Annualized.
(d)    Not annualized.
(e)    Assumes dividend reinvestment and does not reflect the effect of sales charges.
(f)    Per portfolio share traded. Required for fiscal years that began September 1, 1995 or later.


INVESTMENT OBJECTIVE AND POLICIES

 THE FUND SEEKS GROWTH OF CAPITAL BY INVESTING PRIMARILY IN THE EQUITY SECURITIES OF EMERGING GROWTH AND SPECIAL SITUATION COMPANIES.

The investment objective of the Fund is to seek growth of capital by investing in a diversified portfolio of equity securities consisting primarily of emerging growth companies and of companies in "special situations," collectively referred to as "Special Equities." In seeking to achieve this objective, the Fund will invest at least 65% of its total assets in Special Equities. The potential for growth of capital will be the basis for selection of portfolio securities. Current income will not be a factor in this selection. The Fund's investments will be subject to the market fluctuation and risks inherent in all securities. There is no assurance that the Fund will achieve its investment objective.

 THE FUND'S INVESTMENTS IN SPECIAL EQUITIES WILL BE PRIMARILY IN COMMON STOCK BUT MAY ALSO INCLUDE PREFERRED STOCK, SECURITIES CONVERTIBLE INTO COMMON STOCK, RIGHTS, WARRANTS, FOREIGN SECURITIES WITH THE SAME CHARACTERISTICS AS SPECIAL EQUITIES AND AMERICAN DEPOSITARY RECEIPTS (ADRS).

The Fund may also invest in:

    -- equity securities of established companies that John Hancock Advisers, Inc. (the "Adviser") believes to offer growth potential.

    -- cash or investment grade corporate debt securities (debt securities which have, at the time of purchase, a rating within the four highest grades as determined by Moody's Investors Services, Inc. -- Aaa, Aa, A or Baa or Standard & Poor's Rating Group -- AAA, AA, A or BBB), money market instruments or securities of the United States Government or its agencies or instrumentalities ("government securities"), for temporary defensive purposes or to provide for anticipated redemptions of the Fund's shares. Debt securities rated Baa or BBB are considered medium grade obligations with speculative characteristics, and adverse economic conditions or changing circumstances may weaken capacity to pay interest and repay principal. If the rating of a debt security is reduced below Baa or BBB, the Adviser will consider whatever action is appropriate consistent with the Fund's investment objectives and policies.

 THE FUND SEEKS TO IDENTIFY EMERGING GROWTH COMPANIES WHICH CAN SHOW SUSTAINED INCREASES IN EARNINGS.

The emerging growth companies whose securities are selected for the Fund's portfolio will generally have annual gross sales of greater than $100 million, although companies with smaller sales which, in the opinion of the Adviser, have significant growth potential may also be selected. Thus, there is no requirement that a company have annual sales of a pre-selected minimum amount before the Fund will invest in its securities. In many cases, a company may not yet be profitable when the Fund invests in its securities.

The Fund seeks emerging growth companies that either occupy a dominant position in an emerging industry or have a significant and growing market share in a large, fragmented industry. The Fund seeks to invest in those companies with potential for high growth, stable earnings, ability to self- finance, a position of industry leadership, and strong, visionary management. The Adviser believes that, while these companies present above-average risks, properly selected emerging growth companies have the potential to increase their earnings at rates substantially in excess of the growth of earnings of other companies. This increase in earnings is likely to enhance the value of an emerging growth company's equity securities.

The Fund may invest in equity securities of companies in special situations that the Adviser believes present opportunities for capital growth. A company is in a "special situation" when an unusual and possibly non-repetitive development is anticipated or is taking place. Since every special situation involves, to some extent, a break with past experience, the uncertainties in the appraisal of the future value of the company's equity securities and risk of possible decline in value of the Fund's investment are significant.

The Fund may effect portfolio transactions without regard to holding periods, if the Adviser judges these transactions to be advisable in light of a change in circumstances of a particular company or within a particular industry or in general market, economic or financial conditions. The Fund does not generally consider the length of time it has held a particular security in making its investment decisions. Portfolio turnover rates of the Fund for recent years are shown in the section "The Fund's Financial Highlights."

 THE FUND IS DESIGNED FOR INVESTORS WHO ARE WILLING TO ASSUME GREATER THAN USUAL RISKS IN THE HOPE OF REALIZING GREATER THAN USUAL RETURNS.

The Fund is not intended as a complete investment program. The Fund's shares are suitable for investment by persons who can invest without concern for current income, who are in a financial position to assume above-average investment risk, and who are prepared to experience above-average fluctuations in net asset value over the intermediate and long term. Emerging growth companies and companies in special situations will usually not pay dividends.

Generally, emerging growth companies will have high price/earnings ratios in relation to the market. A high price/earnings ratio generally indicates that the market value of a security is especially sensitive to developments that could affect the company's potential for future earnings. These companies may have limited product lines, market or financial resources, or they may be dependent upon a limited management group. Emerging growth companies may have operating histories of fewer than three years.

Full development of the potential of emerging growth companies frequently takes time. For this reason, the Fund should be considered a long-term investment and not a vehicle for seeking short-term profits and income.

The securities in which the Fund invests will often be traded only in the over-the-counter market or on a regional securities exchange and may not be traded every day or in the volume typical of trading on a national securities exchange. They may be subject to wide fluctuations in market value. The trading for any given security may be sufficiently thin as to make it difficult for the Fund to dispose of a substantial block of such securities. The disposition by the Fund of portfolio securities to meet redemptions or otherwise may require the Fund to sell these securities at a discount from market prices or during periods when, in the Adviser's judgment, such disposition is not desirable or to make many small sales over a lengthy period of time.

 THE FUND MAY EMPLOY CERTAIN INVESTMENT STRATEGIES TO HELP ACHIEVE ITS INVESTMENT OBJECTIVES.

FOREIGN SECURITIES. The Fund may invest in securities of foreign issuers, including securities in the form of American Depository Receipts (ADRs) and European Depository Receipts (EDRs). ADRs and EDRs (sponsored and unsponsored) are receipts typically issued by American or European bank or trust companies which evidence ownership of underlying securities issued by a foreign corporation, and are designed for trading in United States or European securities markets. Issuers of unsponsored ADRs and EDRs are not contractually obligated to disclose material information in the United States and, therefore, there may not be a correlation between that information and the market value of an unsponsored ADR and EDR. Investment in foreign securities may involve risks not present in domestic investments. Foreign companies may not be subject to accounting standards or government supervision comparable to U.S. companies, and there is often less publicly available information about their operations. They can also be affected by political or financial instability abroad.

RESTRICTED SECURITIES. The Fund may purchase securities that are not registered ("restricted securities") under the Securities Act of 1933, as amended (the "1933 Act") including commercial paper issued in reliance on Section 4(2) of the 1933 Act. Restricted securities may include those eligible for resale to "qualified institutional buyers" pursuant to Rule 144A under the 1933 Act. The Trustees will monitor the Fund's investments in these securities, focusing on certain factors, including valuation, liquidity and availability of information. Purchases of other restricted securities are subject to an investment restriction limiting all illiquid securities held by the Fund to not more than 15% of the Fund's net assets.

LENDING OF SECURITIES. The Fund may lend portfolio securities to brokers, dealers, and financial institutions if the loan is collateralized by cash or U.S. Government securities according to applicable regulatory requirements. The Fund may reinvest any cash collateral in short-term securities. When the Fund lends portfolio securities, there is a risk that the borrower may fail to return the loaned securities. As a result, the Fund may incur a loss or in the event of the borrower's bankruptcy may be delayed in or prevented from liquidating the collateral. It is a fundamental policy of the Fund not to lend portfolio securities having a total value in excess of 33 1/3% of its total assets.

REPURCHASE AGREEMENTS. In a repurchase agreement, the Fund buys a security subject to the right and obligation to sell it back to the issuer at a higher price. These transactions must be fully collateralized at all times, but they involve some credit risk to the Fund if the other party defaults on its obligations and the Fund is delayed or prevented from liquidating the collateral.

INVESTMENT RESTRICTIONS. The Fund has adopted certain investment restrictions which are detailed in the Statement of Additional Information, where they are designated as fundamental or non-fundamental. The investment objective and those fundamental restrictions may not be changed without shareholder approval. All other investment policies and restrictions are non-fundamental and can be changed by a vote of the Trustees without shareholder approval.

 BROKERS ARE CHOSEN BASED ON BEST PRICE AND EXECUTION.

When choosing brokerage firms to carry out the Fund's transactions, the Adviser gives primary consideration to execution at the most favorable prices, taking into account the broker's professional ability and quality of service. Consideration may also be given to the broker's sales of Fund shares. Pursuant to procedures established by the Trustees, the Adviser may place securities transactions with brokers affiliated with the Adviser. John Hancock Distributors, Inc. is affiliated with the Adviser because it is indirectly owned by John Hancock Mutual Life Insurance Company (the "Life Company"), which in turn indirectly owns the Adviser.

ORGANIZATION AND MANAGEMENT OF THE FUND

 THE TRUSTEES ELECT OFFICERS AND RETAIN THE INVESTMENT ADVISER WHO IS RESPONSIBLE FOR THE DAY-TO-DAY OPERATIONS OF THE FUND, SUBJECT TO THE TRUSTEES' POLICIES AND SUPERVISION.

The Fund is a diversified open-end investment management company organized as a Massachusetts business trust in 1984. The Fund has an unlimited number of authorized shares of beneficial interest. The Fund's Declaration of Trust permits the Trustees, to create and classify shares of beneficial interest in separate series of the Fund. The Fund's Declaration of Trust also permits the Trustees to classify and reclassify any series or portfolio of shares into one or more classes.


Accordingly, the Trustees have authorized the issuance of three classes of the Fund, designated as Class A, Class B and Class Y shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemption, dividends and liquidation. However, each class of shares bears different distribution fees and Class A and Class B shareholders have exclusive voting rights with respect to their distribution plans.


Shareholders have certain rights to remove Trustees. The Fund is not required to hold annual shareholder meetings, although special meetings may be held for such purposes as electing or removing Trustees, changing fundamental investment restrictions and policies or approving a management contract. The Fund, under certain circumstances, will assist in shareholder communications with other shareholders.


 JOHN HANCOCK ADVISERS, INC. ADVISES INVESTMENT COMPANIES HAVING A TOTAL ASSET VALUE OF MORE THAN $30 BILLION.


The Adviser was organized in 1968 and is a wholly-owned indirect subsidiary of the Life Company, a financial services company. The Adviser provides the Fund, and other investment companies in the John Hancock group of funds, with investment research and portfolio management services. John Hancock Funds, Inc. ("John Hancock Funds") distributes shares for all of the John Hancock funds through selected broker-dealers ("Selling Brokers"). Certain Fund officers are also officers of the Adviser and John Hancock Funds. Pursuant to an order granted by the Securities and Exchange Commission, the Fund has adopted a deferred compensation plan for its independent Trustees which allows Trustees' fees to be invested by the Fund in other John Hancock funds.

Michael P. DiCarlo is responsible for the fund's day-to-day investment management. He has served as the fund's portfolio manager since January 1988, and has been in the investment business since 1984. He is currently one of three principals in DFS Advisors, LLC, which was founded in 1996 and serves as subadviser to the fund.

In order to avoid conflicts with portfolio trades for the Fund, the Adviser, the Sub-Adviser and the Fund have adopted extensive restrictions on personal securities trading by personnel of the Adviser and its affiliates. In the case of the Adviser, some of these restrictions are: pre-clearance for all personal trades and a ban on the purchase of initial public offerings, as well as contributions to specified charities of profits on securities held for less than 91 days. The Sub-Adviser has adopted similar restrictions, which may differ where appropriate, as long as they have the same intent. These restrictions are a continuation of the basic principle that the interests of the Fund and its shareholders come first.

THE FUND'S EXPENSES

For managing its investment and business affairs, the Fund pays a fee to the Adviser which for the 1997 fiscal year was 0.81% of the Fund's average daily net asset value. The investment management fee is higher than the fees paid to most mutual funds but is believed to be comparable to fees paid by those funds with investment objectives similar to that of the Fund. The Adviser, not the Fund pays all Sub-Advisory fees.

The Fund compensates the Adviser for performing necessary tax and financial management services. Annual compensation is not expected to exceed 0.02% of the Fund's average net assets.

Information on the Fund's total expenses is in the Fund's Financial Highlights section of this Prospectus.

DIVIDENDS AND TAXES

TAXABILITY OF DIVIDENDS As long as a fund meets the requirements for being a tax-qualified regulated investment company, which each fund has in the past and intends to in the future, it pays no federal income tax on the earnings it distributes to shareholders.

Consequently, dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a fund's long-term capital gains are taxable as capital gains; dividends from other sources are generally taxable as ordinary income.

Some dividends paid in January may be taxable as if they had been paid the previous December. Corporations may be entitled to take a dividends-received deduction for a portion of certain dividends they receive.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

TAXABILITY OF TRANSACTIONS. Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

PERFORMANCE


 THE FUND MAY ADVERTISE ITS TOTAL RETURN ON CLASS Y SHARES.

Total return shows the overall dollar or percentage change in value of a hypothetical investment in Class Y shares of the Fund, assuming the reinvestment of all dividends and distributions in Class Y shares. Cumulative total return shows the performance on Class Y shares over a period of time. Average annual total return shows the cumulative return of the Class Y shares divided over the number of years included in the period. Because average annual total return tends to smooth out variations in the performance, you should recognize that it is not the same as actual year-to-year results.

Total return calculations for Class Y shares do not reflect the imposition of a sales charge. The value of Class Y shares, when redeemed, may be more or less than their original cost. Total return is an historical calculation and is not an indication of future performance.

WHO CAN BUY CLASS Y SHARES

 CLASS Y SHARES ARE AVAILABLE TO CERTAIN INSTITUTIONAL INVESTORS.

In order to qualify to buy Class Y shares, you must qualify as one of the following types of institutional investors: (i) Benefit plans not affiliated with the Adviser which have at least $25,000,000 in plan assets, and either have a separate trustee vested with investment discretion and certain limitations on the ability of the plan beneficiaries to access their plan investments without incurring adverse tax consequences or allow their participants to select among one or more investment options, including the Fund ("participant-directed plans"); (ii) Banks and insurance companies which are not affiliated with the Adviser purchasing shares for their own account; (iii) Investment companies not affiliated with the Adviser; (iv) Tax exempt retirement plans of the Adviser and its affiliates, including affiliated brokers; (v) Unit investment trusts sponsored by John Hancock Funds and certain other sponsors; and (vi) existing full-service clients of the Life Company who were group annuity contract holders as of September 1, 1994. John Hancock Funds, out of its own resources, may pay to a selling broker an annual service fee up to 0.20% of the amount invested in Class Y shares by these clients. Plans that qualify to purchase Class Y shares will also be permitted to purchase shares of any other class of the Fund. Participant-directed plans include but are not limited to 401(k), TSA and
Section 457 Plans.

This Fund also offers Class A and Class B shares which have their own expense structure. Call Signature Services for more information (see back cover of this prospectus).

HOW TO BUY CLASS Y SHARES


 OPENING AN ACCOUNT.

-------------------------------------------------------------------------------


The minimum initial investment is $1,000,000, except that this requirement may be waived at the discretion of the Fund's officers. You may qualify for the minimum investment if you invest more than $1,000,000 in Class Y shares in the John Hancock family. This is discussed in greater detail in the Statement of Additional Information.


Complete the application attached to this Prospectus.

-------------------------------------------------------------------------------

BY CHECK       1. Make your check payable to John Hancock Signature Services,
                  Inc.

               2. Deliver the completed application and check to your registered representative or Selling Broker, or mail it directly to Signature Services.

-------------------------------------------------------------------------------

BY WIRE        1. Obtain an account number by contacting your registered
                  representative or Selling Broker or by calling 1-800-755-4371.

               2. Instruct your bank to wire funds to:


                  First Signature Bank & Trust
                  John Hancock Deposit Account No. 900000260
                  ABA Routing No. 211475000
                  For credit to: John Hancock Special Equities Fund (Class Y Shares)
                  Your Account Number
                  Name(s) under which account is registered.


               3. Deliver the completed application to your registered
                  representative or Selling Broker, or mail it directly to Signature Services.

-------------------------------------------------------------------------------


 BUYING ADDITIONAL CLASS Y SHARES.


BY TELEPHONE   1. Complete the "Invest-By-Phone" and "Bank Information"
                  sections on the Account Privileges Application designating a bank account from which your funds may be drawn. Note that in order to invest by phone, your account must be in a bank or credit union that is a member of the Automated Clearing House system (ACH).


               2. After your authorization form has been processed, you may purchase additional Class Y shares by calling Signature Services toll free at 1-800-755-4371.

               3. Give the Signature Services representative the name(s) in which your account is registered, the Fund name and your account number, and the amount you wish to invest in Class Y shares.


               4. Your investment normally will be credited to your account the business day following your phone request.

-------------------------------------------------------------------------------

BY CHECK       1. Either complete the detachable stub included on your account statement or include a note with your investment listing the name of the Fund and class of shares you own, your account number and the name(s) in which the account is registered.

               2. Make your check payable to John Hancock Signature Services,
                  Inc.

               3. Mail the account information and check to:

                  John Hancock Signature Services, Inc.
                  P.O. Box 9296
                  Boston, MA 02205-9296

               or deliver it to your registered representative or Selling
                  Broker.

-------------------------------------------------------------------------------

BY WIRE        Instruct your bank to wire funds to:


                  First Signature Bank & Trust
                  John Hancock Deposit Account No. 900000260
                  ABA Routing No. 211475000
                  For credit to: John Hancock Special Equities Fund (Class Y Shares)
                  Your Account Number
                  Name(s) under which account is registered

-------------------------------------------------------------------------------

Other Requirements: All purchases must be made in U.S. dollars. Checks written on foreign banks will delay purchases until U.S. funds are received, and a collection charge may be imposed. Shares of the Fund are priced at the offering price based on the net asset value computed after John Hancock Funds receives notification of the dollar equivalent from the Fund's custodian bank. Wire purchases normally take two or more hours to complete and, to be accepted the same day, must be received by 4:00 p.m., New York time. Your bank may charge a fee to wire funds. Telephone transactions are recorded to verify information. Class Y share certificates are not issued unless a request is made in writing to Signature Services.


-------------------------------------------------------------------------------

 YOU WILL RECEIVE ACCOUNT STATEMENTS THAT YOU SHOULD KEEP TO HELP WITH YOUR PERSONAL RECORDKEEPING.

You will receive a statement of your account after any transaction that affects your share balance or registration (statements related to reinvestment of dividends will be sent to you quarterly). A tax information statement will be mailed to you by January 31 of each year.


CLASS Y SHARE PRICE

 THE OFFERING PRICE OF YOUR CLASS Y SHARES IS THEIR NET ASSET VALUE.

The net asset value per share ("NAV") of a Class Y share is the value of one Class Y share. The NAV is calculated by dividing the net assets of each class by the number of outstanding shares of that class. The NAV of each class can differ. Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or, at fair value as determined in good faith according to procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost which the Trustees have determined to approximate market value. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. If quotations are not readily available or, the value has been materially affected by events occurring after the closing of a foreign market, assets are valued by a method that the Trustees believe accurately reflects fair value. The NAV of Class Y shares is calculated once daily as of the close of regular trading on the New York Stock Exchange (the "Exchange") (generally at 4:00 p.m., New York time) on each day that the Exchange is open.

Class Y shares of the Fund are sold at the offering price based on the NAV computed after your investment request is received in good order by John Hancock Funds. If you buy shares of the Fund through a Selling Broker, the Selling Broker must receive your investment before the close of regular trading on the New York Stock Exchange and transmit it to John Hancock Funds prior to its close of business to receive that day's offering price. There is no sales charge imposed on the purchase of Class Y shares.

A one-time payment of up to 0.15% of the amount invested in Class Y shares may be made by John Hancock Funds to a Selling Broker for sales of Class Y shares made by that Selling Broker. A person entitled to receive compensation for selling shares of the Fund may receive different compensation with respect to sales of Class A shares, Class B shares and Class Y shares of the Fund. John Hancock Funds, out of its own resources, may pay to a selling broker an annual service fee up to 0.20% of the amount invested in Class Y shares by these clients.

HOW TO REDEEM CLASS Y SHARES

You may redeem all or a portion of your Class Y shares on any business day. Your Class Y shares will be redeemed at the next NAV for Class Y shares calculated after your redemption request is received in good order by Signature Services. The Fund may hold payment until reasonably satisfied that investments that were recently made by check or Invest-by-Phone have been collected (which may take up to 10 calendar days).

Once your Class Y shares are redeemed, the Fund generally sends you payment on the next business day. When you redeem your Class Y shares, if you are subject to tax, you may realize a taxable gain or loss, depending usually on the difference between what you paid for them and what you receive for them, subject to certain tax rules. Under unusual circumstances, the Fund may suspend redemptions or postpone payment for up to three business days or longer, as permitted by Federal securities laws.


-------------------------------------------------------------------------------

 TO ASSURE ACCEPTANCE OF YOUR REDEMPTION REQUEST, PLEASE FOLLOW THESE
 PROCEDURES.

BY TELEPHONE   All Fund shareholders are eligible automatically for the
               telephone redemption privilege. Call 1-800-755-4371, from 8:00
               A.M. to 4:00 P.M. (New York time), Monday through Friday, excluding days on which the New York Stock Exchange is closed.
               Signature Services employs the following procedures to confirm that instructions received by telephone are genuine. Your name, the account number, taxpayer identification number applicable to the account and other relevant information may be requested. In addition, telephone instructions are recorded.

               You may redeem up to $100,000 by telephone and redemption proceeds may be sent by wire or by check. Checks will be mailed to the exact name(s) and address on the account.

               You may redeem between $100,000 and $5 million by telephone but only if the redemption proceeds will be wired to your designated corporate bank account.

               If reasonable procedures such as those described above are not followed, the Fund may be liable for any loss due to unauthorized or fraudulent telephone instructions. In all other cases, neither the Fund nor Signature Services will be liable for any loss or expense for acting upon telephone instructions made according to the telephone transaction procedures mentioned above.


               Telephone redemption is not available for tax-qualified retirement plans or Class Y shares of the Fund that are in certificated form.


               During periods of extreme economic conditions or market changes, telephone requests may be difficult to implement due to a large volume of calls. During such times you should consider placing redemption requests in writing.

               This feature may be elected by completing the "Telephone Redemption" section on the Account Privileges Application included with this Prospectus.

-------------------------------------------------------------------------------


IN WRITING     Send a stock power or letter of instruction specifying the name of the Fund, the dollar amount or the number of Class Y shares to be redeemed, your name, class of shares, your account number and the additional requirements listed below that apply to your particular account.


-------------------------------------------------------------------------------

TYPE OF REGISTRATION        REQUIREMENTS
--------------------        ------------
Corporation, Association    A letter of instruction and a corporate resolution
                            signed by person(s) authorized to act on the account. The signature(s) must be guaranteed if redemption proceeds will be sent by check and exceed
                            $100,000.

Retirement Plan or          A letter of instruction signed by the Trustee(s).
Pension Trusts              The signature(s) must be guaranteed if redemption
                            proceeds will be sent by check and exceed $100,000.
                            (If the Trustee's name is not registered on your account, also provide a copy of the trust document, certified within the last 60 days.)

Redemptions of $5 million or more must always be made in writing.

If you do not fall into any of these registration categories please call 1-800-755-4371 for further instructions.

-------------------------------------------------------------------------------

 WHO MAY GUARANTEE YOUR SIGNATURE.


A signature guarantee is a widely accepted way to protect you and the Fund by verifying the signature on your request. It may not be provided by a notary public. The signature guarantee must be from a member of the Signature Guarantee Medallion Program (generally, a broker or securities dealer). We may refuse any other source.


-------------------------------------------------------------------------------

 ADDITIONAL INFORMATION ABOUT REDEMPTIONS.

THROUGH YOUR BROKER         Your broker may be able to initiate the redemption.
                            Contact your broker for instructions. If you have certificates for your shares, you must submit them with your stock power or a letter of instruction.
                            You may not redeem certificated shares by telephone.


DUE TO THE PROPORTIONATELY HIGH COST OF MAINTAINING SMALLER ACCOUNTS, THE FUND RESERVES THE RIGHT TO REDEEM AT NET ASSET VALUE ALL CLASS Y SHARES IN AN ACCOUNT WHICH HOLDS FEWER THAN 50 SHARES (EXCEPT ACCOUNTS UNDER RETIREMENT PLANS) AND TO MAIL THE PROCEEDS TO THE SHAREHOLDER, OR THE TRANSFER AGENT MAY IMPOSE AN ANNUAL FEE OF $10.00. NO ACCOUNT WILL BE INVOLUNTARILY REDEEMED OR ADDITIONAL FEE IMPOSED, IF THE VALUE OF THE ACCOUNT IS IN EXCESS OF THE FUND'S MINIMUM INITIAL INVESTMENT. SHAREHOLDERS WILL BE NOTIFIED BEFORE THESE REDEMPTIONS ARE TO BE MADE OR THIS CHARGE IS IMPOSED AND WILL HAVE 30 DAYS TO PURCHASE ADDITIONAL CLASS Y SHARES TO BRING THEIR ACCOUNT UP TO THE REQUIRED MINIMUM. UNLESS THE NUMBER OF CLASS Y SHARES ACQUIRED BY ADDITIONAL PURCHASES AND ANY DIVIDEND REINVESTMENTS EXCEEDS THE NUMBER OF CLASS Y SHARES REDEEMED, REPEATED REDEMPTIONS FROM A SMALLER ACCOUNT MAY EVENTUALLY TRIGGER THIS POLICY.


-------------------------------------------------------------------------------

ADDITIONAL SERVICES AND PROGRAMS

EXCHANGE PRIVILEGE


 YOU MAY EXCHANGE CLASS Y SHARES OF THE FUND ONLY FOR CLASS Y SHARES OF ANOTHER JOHN HANCOCK FUND.

If your investment objective changes, or if you wish to achieve further diversification, John Hancock offers other funds with a wide range of investment goals. Not all John Hancock funds offer Class Y shares. Contact your registered representative or Selling Broker and request a prospectus for the John Hancock funds that interest you. Read the prospectus carefully before exchanging your Class Y shares. Exchanges may be made only into Class Y shares of other John Hancock funds.


Exchanges between funds are based on their respective net asset values. No sales charge or transaction charge is imposed.

The Fund reserves the right to require you to keep previously exchanged Class Y shares (and reinvested dividends) in the Fund for 90 days before you are permitted a new exchange. The Fund may also terminate or alter the terms of the exchange privilege upon 60 days' notice to shareholders.

An exchange of shares is treated as a redemption of shares of one fund and the purchase of shares of another for Federal income tax purposes. An exchange may result in a taxable gain or loss.

When you make an exchange, your account registration in both the old and new account must be identical. The exchange privilege is available only in states where the exchange can be made legally.

Under exchange agreements with John Hancock Funds, certain dealers, brokers and investment advisers may exchange their clients' Fund shares, subject to the terms of those agreements and John Hancock Funds' right to reject or suspend those exchanges at any time. Because of the restrictions and procedures under those agreements, the exchanges may be subject to timing limitations and other restrictions that do not apply to exchanges requested by shareholders directly, as described above.

Because Fund performance and shareholders can be hurt by excessive trading, the Fund reserves the right to terminate the exchange privilege for any person or group that, in John Hancock Funds' judgment, is involved in a pattern of exchanges that coincide with a "market timing" strategy that may disrupt the Fund's ability to invest effectively according to its investment objective and policies, or might otherwise affect the Fund and its shareholders adversely. The Fund may also temporarily or permanently terminate the exchange privilege for any person who makes seven or more exchanges out of the Fund per calendar year. Accounts under common control or ownership will be aggregated for this purpose. Although the Fund will attempt to give prior notice whenever it is reasonably able to do so, it may impose these restrictions at any time.

BY TELEPHONE

1. When you complete the application for your initial purchase of Class Y shares you automatically authorize exchanges by telephone unless you check the box indicating that you do not wish to have the authorized telephone exchange privilege.

2. Call 1-800-755-4371. Have the account number of your current fund and the exact name in which it is registered available to give to the telephone representative.

3. Your name, the account number, taxpayer identification number applicable to the account and other relevant information may be requested. In addition, telephone instructions are recorded.


IN WRITING


1. In a letter request an exchange and list the following:


   -- the name of the Fund whose Class Y shares you currently own
   -- your account number
   -- the name(s) in which the account is registered
   -- the name of the fund in which you wish your exchange to be invested -- the number of Class Y shares, all Class Y shares or the dollar amount you wish to exchange


   Sign your request exactly as the account is registered.

2. Mail the request and information to:

   John Hancock Signature Services, Inc.
   Attn: Institutional Services
   P.O. Box 9296
   Boston, Massachusetts 02205-9296

                                    NOTES

                                    NOTES

                                    NOTES

JOHN HANCOCK SPECIAL EQUITIES FUND


                                                   JOHN HANCOCK
                                                   SPECIAL
  INVESTMENT ADVISER                               EQUITIES
  John Hancock Advisers, Inc.                      FUND
  101 Huntington Avenue
  Boston, Massachusetts 02199-7603                 CLASS Y SHARES
                                                   PROSPECTUS
  PRINCIPAL DISTRIBUTOR                            MARCH 1, 1998 REVISED AS OF JUNE 1, 1998
  John Hancock Funds, Inc.
  101 Huntington Avenue
  Boston, Massachusetts 02199-7603                 A MUTUAL FUND SEEKING TO ACHIEVE GROWTH OF
                                                   CAPITAL BY INVESTING IN A DIVERSIFIED PORTFOLIO
  CUSTODIAN                                        OF EQUITY SECURITIES PRIMARILY OF EMERGING 200
  Investors Bank & Trust Company                   GROWTH COMPANIES AND OF COMPANIES IN SPECIAL SITUATIONS.
  Clarendon Street
  Boston, Massachusetts 02116                      This fund will be closed to new investors at the
                                                   end of the day its total assets reach $2.5 billion.
  TRANSFER AGENT                                   Further investments will be limited to existing accounts.
  John Hancock Signature Services, Inc.
  P.O. Box 9296                                    101 HUNTINGTON AVENUE
  Boston, Massachusetts 02205-9296                 BOSTON, MASSACHUSETTS 02199-7603
                                                   TELEPHONE 1-800-755-4371
  INDEPENDENT AUDITORS
  Ernst & Young LLP                                [Recycle Symbol]   Printed on recycled paper using soybean ink
  200 Clarendon Street
  Boston, Massachusetts 02116


HOW TO OBTAIN INFORMATION
ABOUT THE FUND
For: Service Information
     Telephone Exchange
                           call 1-800-755-4371
     Telephone Redemption
     Investment-by-Phone


180YP 6/98
